UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00242

Natixis Funds Trust II

(Exact name of Registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: November 30

Date of reporting period: May 31, 2014

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMIANNUAL REPORT

May 31, 2014

Gateway International Fund

Loomis Sayles Capital Income Fund

Loomis Sayles Emerging Markets Opportunities Fund

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Vaughan Nelson Select Fund

Portfolio Review page 1

Portfolio of Investments page 18

Financial Statements page 53

Barron’s/Lipper 2013 one-year ranking is based on 64 qualifying U.S. fund companies. Award recipient must have at least three funds in Lipper’s general U.S.-stock category (including at least one world and one mixed-asset/balanced), two taxable bond and one tax-exempt bond fund. Natixis was not ranked for the 5- and 10-year periods. Past performance is no guarantee of future results.

For more details visit ngam.natixis.com/TopFundFamily

GATEWAY INTERNATIONAL FUND

Managers:	Symbols:
Daniel M. Ashcraft, CFA®	Class A GAIAX
Michael T. Buckius, CFA®	Class C GAICX
Kenneth H. Toft, CFA®	Class Y GAIYX
Gateway Investment Advisers, LLC

Objective:

Over the long term, the Fund seeks to capture the majority of the returns associated with international developed market equity investments, while exposing investors to less risk than such investments generally.

Average Annual Total Returns — May 31, 20143

	6 Months	1 Year	Life of Fund

Class A (Inception 3/30/2012)
NAV	0.80%	7.80%	1.30%
With 5.75% Maximum Sales Charge	-4.99	1.61	-1.43

Class C (Inception 3/30/2012)
NAV	0.44	6.91	0.62
With CDSC[1]	-0.55	5.91	0.62

Class Y (Inception 3/30/2012)
NAV	1.18	8.30	1.68

Comparative Performance
MSCI EAFE Index (Net)[2]	5.33	18.04	14.82

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2	MSCI EAFE Index (Net) (Europe, Australasia, Far East) is an unmanaged index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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LOOMIS SAYLES CAPITAL INCOME FUND

Managers:	Symbols:
Arthur J. Barry, CFA®	Class A LSCAX
Daniel J. Fuss, CFA®, CIC	Class C LSCCX
Warren N. Koontz, CFA®, CIC	Class Y LSCYX
Loomis, Sayles & Company, L.P.

Objective:

The Fund’s investment goal is high total return through a combination of current income and capital appreciation.

Average Annual Total Returns — May 31, 20144

	6 Months	1 Year	Life of Fund

Class A (Inception 3/30/2012)
NAV	7.87%	17.50%	18.91%
With 5.75% Maximum Sales Charge	1.63	10.74	15.71

Class C (Inception 3/30/2012)
NAV	7.48	16.70	18.02
With CDSC[1]	6.50	15.70	18.02

Class Y (Inception 3/30/2012)
NAV	7.99	17.76	19.19

Comparative Performance
S&P 500® Index[2]	7.62	20.45	18.05
Russell 1000® Value Index[3]	8.20	19.60	19.83

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors.

3

Russell 1000® Value Index is an unmanaged index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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LOOMIS SAYLES EMERGING MARKETS OPPORTUNITIES FUND

Managers:	Symbols:
Elisabeth Colleran, CFA®	Class A	LEOAX
Peter A. Frick, CFA®	Class C	LEOCX
Peter N. Marber	Class N	LEONX
David W. Rolley, CFA® Edgardo Sternberg	Class Y	LEOYX
Loomis, Sayles & Company, L.P.

Objective

The Fund seeks high total investment return through a combination of current income and capital appreciation.

Total Returns — May 31, 20143

Life of Fund

Class A (Inception 2/10/2014)
NAV	5.54%
With 4.50% Maximum Sales Charge	0.81

Class C (Inception 2/10/2014)
NAV	5.07
With CDSC[1]	4.07

Class N (Inception 2/10/2014)
NAV	5.60

Class Y (Inception 2/10/2014)
NAV	5.50

Comparative Performance
Barclays EM USD Aggregate 10% Country Capped Index[2]	6.17

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2	The Barclays EM USD Aggregate 10% Country Capped Index includes USD denominated debt from sovereign, quasi-sovereign, and corporate EM issuers. The index is broad-based in its coverage by sector and by country, and includes a 10% Country cap.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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LOOMIS SAYLES SENIOR FLOATING RATE AND FIXED INCOME FUND

Managers:	Symbols:
Kevin J. Perry	Class A LSFAX
John R. Bell	Class C LSFCX
Loomis, Sayles & Company, L.P.	Class Y LSFYX

Objective:

The Fund seeks to provide a high level of current income.

Average Annual Total Returns—May 31, 20144

	6 Months	1 Year	Life of Fund

Class A (Inception 9/30/11)
NAV	3.27%	5.38%	9.31%
With 3.50% Maximum Sales Charge	-0.32	1.65	7.85

Class C (Inception 9/30/11)
NAV	2.90	4.64	8.52
With CDSC[2]	1.90	3.65	8.52

Class Y (Inception 9/30/11)[1]
NAV	3.40	5.74	9.59

Comparative Performance
S&P / LSTA Leveraged Loan Index[3]	2.49	4.36	7.48

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

1	9/30/11 represents the date Class Y shares were first registered for public sale under the Securities Act of 1933. 9/16/11 represents commencement of operations for Class Y shares for accounting and financial reporting purposes only.

2	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

3	S&P/LSTA Leveraged Loan Index reflects the market-weighted performance of institutional leveraged loans based upon real-time market weightings, spreads and interest payments.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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VAUGHAN NELSON SELECT FUND

Managers:	Symbols:
Dennis G. Alff, CFA®	Class A VNSAX
Chad D. Fargason	Class C VNSCX
Chris D. Wallis, CFA®	Class Y VNSYX
Scott J. Weber, CFA®
Vaughan Nelson Investment Management, L.P.

Objective:

The Fund seeks long-term capital appreciation.

Average Annual Total Returns — May 31, 20143

	6 Months	1 Year	Life of Fund

Class A (Inception 6/29/2012)
NAV	9.38%	26.24%	27.31%
With 5.75% Maximum Sales Charge	3.07	19.00	23.44

Class C (Inception 6/29/2012)
NAV	9.02	25.32	26.39
With CDSC[1]	8.04	24.32	26.39

Class Y (Inception 6/29/2012)
NAV	9.58	26.66	27.67

Comparative Performance
S&P 500® Index[2]	7.62	20.45	22.40

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

S&P 500® Index is a widely recognized U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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ADDITIONAL INFORMATION

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information, disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Funds’ website at ngam.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the 12-months ended June 30, 2013 is available from the Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from December 1, 2013 through May 31, 2014. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each Fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

GATEWAY INTERNATIONAL FUND	BEGINNING ACCOUNT VALUE 12/1/2013	ENDING ACCOUNT VALUE 5/31/2014	EXPENSES PAID DURING PERIOD* 12/1/2013 – 5/31/2014
Class A
Actual	$1,000.00	$1,008.00	$6.81
Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$6.84
Class C
Actual	$1,000.00	$1,004.40	$10.54
Hypothetical (5% return before expenses)	$1,000.00	$1,014.41	$10.60
Class Y
Actual	$1,000.00	$1,011.80	$5.52
Hypothetical (5% return before expenses)	$1,000.00	$1,019.45	$5.54

*	Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement): 1.36%, 2.11% and 1.10% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year (182), divided by 365 (to reflect the half-year period).

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LOOMIS SAYLES CAPITAL INCOME FUND	BEGINNING ACCOUNT VALUE 12/1/2013	ENDING ACCOUNT VALUE 5/31/2014	EXPENSES PAID DURING PERIOD* 12/1/2013 – 5/31/2014
Class A
Actual	$1,000.00	$1,078.70	$6.22
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.04
Class C
Actual	$1,000.00	$1,074.80	$10.09
Hypothetical (5% return before expenses)	$1,000.00	$1,015.21	$9.80
Class Y
Actual	$1,000.00	$1,079.90	$4.93
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.78

*	Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement): 1.20%, 1.95% and 0.95% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

LOOMIS SAYLES EMERGING MARKETS OPPORTUNITIES FUND	BEGINNING ACCOUNT VALUE 12/1/2013[1]	ENDING ACCOUNT VALUE 5/31/2014	EXPENSES PAID DURING PERIOD 12/1/2013[1] – 5/31/2014
Class A
Actual	$1,000.00	$1,055.40	$3.87	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.29	*
Class C
Actual	$1,000.00	$1,050.70	$6.18	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,014.96	$10.05	*
Class N
Actual	$1,000.00	$1,056.00	$2.94	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.78	*
Class Y
Actual	$1,000.00	$1,055.00	$3.10	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.04	*

*	Hypothetical expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement): 1.25%, 2.00%, 0.95% and 1.00% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year (182), divided by 365 (to reflect the half-year period).

[1]

Fund commenced operations on February 10, 2014. Actual expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement): 1.25%, 2.00%, 0.95% and 1.00% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (110), divided by 365 (to reflect the partial period).

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LOOMIS SAYLES SENIOR FLOATING RATE AND FIXED INCOME FUND	BEGINNING ACCOUNT VALUE 12/1/2013	ENDING ACCOUNT VALUE 5/31/2014	EXPENSES PAID DURING PERIOD* 12/1/2013 – 5/31/2014
Class A
Actual	$1,000.00	$1,032.70	$5.57
Hypothetical (5% return before expenses)	$1,000.00	$1,019.45	$5.54
Class C
Actual	$1,000.00	$1,029.00	$9.36
Hypothetical (5% return before expenses)	$1,000.00	$1,015.71	$9.30
Class Y
Actual	$1,000.00	$1,034.00	$4.31
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.28

*	Expenses are equal to the Fund's annualized expense ratio: 1.10%, 1.85% and 0.85% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

VAUGHAN NELSON SELECT FUND	BEGINNING ACCOUNT VALUE 12/1/2013	ENDING ACCOUNT VALUE 5/31/2014	EXPENSES PAID DURING PERIOD* 12/1/2013 – 5/31/2014
Class A
Actual	$1,000.00	$1,093.80	$7.31
Hypothetical (5% return before expenses)	$1,000.00	$1,017.95	$7.04
Class C
Actual	$1,000.00	$1,090.20	$11.20
Hypothetical (5% return before expenses)	$1,000.00	$1,014.21	$10.80
Class Y
Actual	$1,000.00	$1,095.80	$6.01
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79

*	Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement): 1.40%, 2.15% and 1.15% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory and sub-advisory agreements (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements.

In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers and sub-advisers (collectively, the “Advisers”) believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups and categories of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory and sub-advisory fees, if any, and other expenses, including information comparing the Funds’ expenses to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense caps and fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Adviser’s financial results and/or financial condition, (ii) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iv) the procedures employed to determine the value of the Funds’ assets, (v) the allocation of the Funds’ brokerage, if any, including, if applicable, allocations to brokers affiliated with the Advisers and the use of “soft” commission dollars to pay Fund expenses and to pay for research and other similar services, (vi) the resources devoted to, and the record of compliance with, the Funds’ investment policies and restrictions, policies on personal securities transactions and other compliance policies, (vii) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and fee differentials against each Fund’s peer group/category,

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performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing a Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent board presentations and reviews. In addition, each quarter, the Trustees are provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board most recently approved the continuation of the Agreements at its meeting held in June 2014. The Agreements were continued for a one-year period for the Funds. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates.

The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also administrative services provided by NGAM Advisors, L.P. (“NGAM Advisors”) and its affiliates to the Funds.

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. In addition, the Trustees also reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that also measured the performance of the Funds on a risk adjusted basis.

With respect to each Fund, the Board concluded that the Fund’s performance or other relevant factors described above supported the renewal of the Agreement(s) relating to that Fund. The Trustees noted that the Funds were relatively new and therefore had a limited operating history on which to judge their performance record. In the case of the Gateway International Fund, the performance of which lagged that of its relevant peer group and/or category median for all periods, the Board concluded that other factors relevant to

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performance supported renewal of the Agreement. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund’s performance had been consistent with its investment objective of earning positive returns while meaningfully reducing equity market volatility and mitigating downside risk, such that its relative performance would be expected to lag in certain periods; and (3) that the Fund had a limited operating history.

The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory and sub-advisory services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and also by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets and the greater regulatory costs associated with the management of such assets. In evaluating each Fund’s advisory and sub-advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund and the need for the Advisers to offer competitive compensation. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. They noted that the Funds in this report have expense caps in place, and they considered the amounts waived or reimbursed, if any, by the Advisers under the cap. The Trustees further noted that management had proposed to reduce the expense cap of the Loomis Sayles Senior Floating Rate and Fixed Income Fund. The Trustees noted that certain of the Funds had total advisory fee rates that were above the median of a peer group of funds. In this regard, the Trustees considered the factors that management believed justified such relatively higher fees. These factors varied from Fund to Fund, but included one or more of the following: (1) that although the Fund’s advisory fee rate was above its peer group median, it is subject to an expense cap, which for its most recent fiscal year resulted in the reduction of the advisory fee; (2) that the Fund’s advisory fee rate was not significantly above its peer group median; (3) that the Fund’s investment

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discipline was capacity restrained; or (4) that management had proposed to reduce the expense cap of the Fund.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds, and whether the Advisers had implemented breakpoints and/or expense caps with respect to such Funds.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense waivers or caps. The Trustees also discussed with management the factors considered with respect to the implementation of breakpoints in investment advisory fees or expense waivers or caps for certain funds. Management explained that a number of factors are taken into account in considering the possible implementation of breakpoints or an expense cap for a fund, including, among other things, factors such as a fund’s assets, the projected growth of a fund, projected profitability and a fund’s fees and performance. With respect to economies of scale, the Trustees noted that although the Funds’ management fees were not subject to breakpoints, each Fund was subject to an expense cap. The Trustees considered management’s proposal to institute a lower expense cap for the Loomis Sayles Senior Floating Rate and Fixed Income Fund. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events on the performance, asset levels and expense ratios of each Fund.

•	Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance

13  |

programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

•

The nature, quality, cost and extent of administrative and shareholder services performed by the Advisers and their affiliates, both under the Agreements and under separate agreements covering administrative services.

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution, administrative and brokerage services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the benefits to the parent company of NGAM Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees concluded that each of the existing Agreements should be continued through June 30, 2015.

|  14

BOARD APPROVAL OF THE INITIAL ADVISORY AGREEMENT FOR LOOMIS SAYLES EMERGING MARKETS OPPORTUNITIES FUND

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that both the full Board of Trustees of the Trust and a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”), voting separately, initially approve for a two-year term any new investment advisory agreements for a registered investment company, including a newly formed fund such as the Loomis Sayles Emerging Markets Opportunities Fund (the “Fund”). The Trustees, including the Independent Trustees, unanimously approved the proposed investment advisory agreement (the “Agreement”) for the Fund at an in-person meeting held on December 13, 2013.

In connection with this review, Fund management and other representatives of the Fund’s adviser, Loomis, Sayles & Company, L.P. (the “Adviser”), distributed to the Trustees materials including, among other items, (i) information on the proposed advisory fee and other expenses to be charged to the Fund, including information comparing the Fund’s expected expenses to those of a peer group of funds, information on fees charged to other accounts managed by the Adviser, and information on the proposed expense cap, (ii) the Fund’s investment objective and strategies, (iii) the size, education and experience of the Adviser’s investment staff and the investment strategies proposed to be used in managing the Fund, (iv) proposed arrangements for the distribution of the Fund’s shares and the related costs, (v) the procedures proposed to be employed to determine the value of the Fund’s assets, (vi) the Fund’s investment policies and restrictions, policies on personal securities transactions and other compliance policies, (vii) information about the Adviser’s performance, and (viii) the general economic outlook with particular emphasis on the mutual fund industry. The Trustees also considered the fact that they oversee other funds advised or sub-advised by the Adviser as well as information about the Adviser they had received in connection with their oversight of those other funds. Because the Fund is newly formed and had not commenced operations at the time of the Trustees’ review, certain information, including data relating to Fund performance, was not available, and therefore could not be distributed to the Trustees. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser.

In considering whether to initially approve the Agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreement included, but were not limited to, the factors listed below.

The nature, extent and quality of the services to be provided to the Fund under the Agreement. The Trustees considered the nature, extent and quality of the services to be provided by the Adviser and its affiliates to the Fund, and the resources to be dedicated to the Fund by the Adviser and its affiliates. The Trustees considered their experience with other funds advised

15  |

or sub-advised by the Adviser, as well as the fact that the Adviser is an affiliate of Natixis Global Asset Management, L.P. In this regard, the Trustees considered not only the advisory services proposed to be provided by the Adviser to the Fund, but also the monitoring and oversight services proposed to be provided by NGAM Advisors, L.P. (“NGAM Advisors”) to the Fund. The Trustees also considered the administrative services proposed to be provided by NGAM Advisors and its affiliates to the Fund.

The Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the scope of the services to be provided to the Fund under the Agreement seemed consistent with the Fund’s operational requirements, and that the Adviser had the capabilities, resources and personnel necessary to provide the advisory services that would be required by the Fund. The Trustees determined that the nature, extent and quality of services proposed to be provided under the Agreement supported approval of the Agreement.

Investment performance of the Fund and the Adviser. Because the Fund had not yet commenced operations, performance information for the Fund was not considered; however, the Board considered the performance of other funds and accounts managed by the Adviser. Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the Adviser’s performance records and/or other relevant factors supported approval of the Agreement.

The costs of the services to be provided by the Adviser and its affiliates from their respective relationships with the Fund. Although the Fund had not yet commenced operations at the time of the Trustees’ review of the Agreement, the Trustees reviewed information comparing the proposed advisory fees and estimated total expenses of the Fund’s share classes with the fees and expenses of comparable share classes of comparable funds identified by the Adviser and of other accounts managed by the Adviser, as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to such comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets. In evaluating the Fund’s proposed advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the Fund and the need for the Adviser to offer competitive compensation. The Trustees also noted that the Fund would have an expense cap in place. In addition, the Trustees considered information regarding the administrative and distribution fees to be paid by the Fund to the Adviser’s affiliates.

Because the Fund had not yet commenced operations, historical profitability information with respect to the Fund was not considered. However, the Trustees noted the information provided in court cases in which adviser compensation or profitability were issues, the estimated expense levels of the Fund and that the Fund would be subject to an expense cap.

|  16

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fees proposed to be charged to the Fund were fair and reasonable, and supported the approval of the Agreement.

Economies of scale. The Trustees considered the extent to which the Adviser may realize economies of scale or other efficiencies in managing the Fund, and whether those economies could be shared with the Fund through breakpoints in the advisory fee or other means, such as expense waivers or caps. The Trustees noted that the Fund would be subject to an expense cap. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, the extent to which economies of scale might be shared with the Fund supported the approval of the Agreement.

The Trustees also considered other factors, which included but were not limited to the following: the compliance-related resources the Adviser and its affiliates would provide to the Fund and the potential so-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution and administrative services to the Fund, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Fund’s securities transactions. The Trustees also considered the fact that NGAM Advisors’ parent company would benefit from the retention of affiliated advisers. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the Agreement should be approved.

17  |

Portfolio of Investments – as of May 31, 2014 (Unaudited)

Gateway International Fund

Shares	Description	Value (†)
Common Stocks* — 99.0% of Net Assets
	Australia — 8.3%
9,115	Amcor Ltd.(b)	$90,185
27,776	Aurizon Holdings Ltd.(b)	127,920
3,992	Australia & New Zealand Banking Group Ltd.(c)(d)	124,716
4,510	BHP Billiton Ltd.(c)(d)	153,431
7,146	Brambles Ltd.(b)	64,104
2,351	Commonwealth Bank of Australia(c)(d)	178,854
1,109	CSL Ltd.(b)	72,947
4,062	National Australia Bank Ltd.(b)	126,860
3,835	Newcrest Mining Ltd.(b)(e)	34,897
1,873	Orica Ltd.(b)	34,333
5,088	Origin Energy Ltd.(b)	71,581
3,843	QBE Insurance Group Ltd.(b)	40,761
937	Rio Tinto Ltd.(b)	51,837
6,485	Suncorp Group Ltd.(b)	80,776
1,999	Wesfarmers Ltd.(b)	80,764
14,244	Westfield Group(b)	142,045
1,800	Woodside Petroleum Ltd.(b)	70,747
2,316	Woolworths Ltd.(b)	81,006

		1,627,764

	Euro Zone — 31.6%
2,414	Accor S.A.(b)	127,792
1,163	Airbus Group NV(b)	83,426
1,095	Allianz SE, (Registered)(c)(d)	186,016
1,163	Alstom S.A.(b)	45,840
1,265	Anheuser-Busch InBev NV(c)(d)	138,905
17,001	Banco Bilbao Vizcaya Argentaria S.A.(c)(d)	218,175
27,045	Banco Santander S.A.(c)(d)	276,931
1,528	BASF SE(c)(d)	176,095
1,610	Bayer AG, (Registered)(c)(d)	233,049
1,572	Belgacom S.A.(b)	52,068
2,336	BNP Paribas S.A.(c)(d)	163,544
951	Bouygues S.A.(b)	44,227
757	Casino Guichard Perrachon S.A.(b)	97,506
346	Continental AG(b)	81,819
2,367	Daimler AG, (Registered)(c)(d)	224,869
1,119	Danone(b)	83,443
2,376	Deutsche Bank AG, (Registered)(b)	96,231
6,533	Deutsche Telekom AG(b)	110,316
4,677	E.ON AG(b)	91,115
1,592	Electricite de France S.A.(b)	55,893
17,611	Enel SpA(b)	99,749
4,604	ENI SpA(b)	117,256
10,816	ING Groep NV(b)(e)	151,693
51,267	Intesa Sanpaolo SpA(b)	171,916
1,441	Kone OYJ, Class B(b)	59,371
977	Koninklijke DSM NV(b)	70,507

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of May 31, 2014 (Unaudited)

Gateway International Fund – (continued)

Shares	Description	Value (†)
	Euro Zone — continued
2,626	Koninklijke Philips NV(b)	$82,927
1,277	Legrand S.A.(b)	80,868
656	Linde AG(b)	137,146
707	LVMH Moet Hennessy Louis Vuitton S.A.(b)	140,635
7,369	Nokia OYJ(b)(e)	59,786
3,975	Orange S.A.(b)	66,494
722	OSRAM Licht AG(b)(e)	36,689
738	Pernod-Ricard S.A.(b)	90,495
1,867	Sampo OYJ, A Shares(b)	94,225
1,768	Sanofi(c)(d)	189,022
1,574	SAP AG(c)(d)	120,498
219	Schneider Electric S.A.(b)	20,445
697	Schneider Electric S.A.(b)	65,661
2,683	SCOR SE(b)	93,622
2,956	SES S.A.(b)	107,385
1,379	Siemens AG, (Registered)(c)(d)	183,276
18,974	Snam SpA(b)	111,407
1,945	Societe Generale S.A.(b)	112,111
1,046	Sodexo(b)	112,507
48,700	Telecom Italia SpA(b)	46,552
9,209	Telefonica S.A.(c)(d)	154,617
944	Thales S.A.(b)	56,541
2,618	ThyssenKrupp AG(b)(e)	78,735
3,076	Total S.A.(c)(d)	215,955
2,066	Umicore S.A.(b)	99,342
8,519	UniCredit SpA(b)	74,377
3,094	Unilever NV(b)	134,212
1,439	Vinci S.A.(b)	106,572
425	Volkswagen AG(b)	112,046

		6,241,900

	Hong Kong — 3.6%
27,385	AIA Group Ltd.(b)	137,491
69,205	Bank of China Ltd., Class H(b)	33,009
13,185	CLP Holdings Ltd.(b)	108,644
14,388	CNOOC Ltd.(b)	24,661
4,059	Hang Seng Bank Ltd.(b)	67,071
6,595	Hong Kong Exchanges & Clearing Ltd.(b)	122,969
5,408	Hutchison Whampoa Ltd.(b)	72,679
3,515	Tencent Holdings Ltd.(b)	49,709
13,642	Wharf Holdings Ltd.(b)	96,851

		713,084

	Japan — 19.4%
2,823	Advantest Corp.(b)	32,091
1,407	Asahi Group Holdings Ltd.(b)	39,814
5,800	Astellas Pharma, Inc.(b)	74,617
2,109	Bridgestone Corp.(b)	76,607

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of May 31, 2014 (Unaudited)

Gateway International Fund – (continued)

Shares	Description	Value (†)
	Japan — continued
2,080	Canon, Inc.(c)(d)	$68,567
2,491	Chiyoda Corp.(b)	29,588
2,536	Coca-Cola West Co. Ltd.(b)	42,422
2,309	Credit Saison Co. Ltd.(b)	41,805
2,611	Daiichi Sankyo Co. Ltd.(b)	44,396
836	Daikin Industries Ltd.(b)	50,150
2,222	Denso Corp.(b)	102,348
1,780	Dentsu, Inc.(b)	70,672
1,238	Eisai Co. Ltd.(b)	50,839
385	FANUC Corp.(c)(d)	65,810
179	Fast Retailing Co. Ltd.(b)	59,496
2,554	FUJIFILM Holdings Corp.(b)	66,352
1,444	Hamamatsu Photonics KK(b)	69,936
8,487	Hankyu Hanshin Holdings, Inc.(b)	47,272
2,591	Hitachi Construction Machinery Co. Ltd.(b)	48,201
3,478	Honda Motor Co. Ltd.(c)(d)	122,095
3,892	Idemitsu Kosan Co. Ltd.(b)	81,010
1,816	Japan Tobacco, Inc.(b)	61,687
1,127	JGC Corp.(b)	32,534
2,342	JTEKT Corp.(b)	36,010
10,868	Kaneka Corp.(b)	68,152
1,428	Kao Corp.(b)	56,672
1,204	KDDI Corp.(c)(d)	71,943
9,391	Keikyu Corp.(b)	75,674
1,646	Komatsu Ltd.(b)	35,866
1,137	Konami Corp.(b)	25,869
3,637	Kurita Water Industries Ltd.(b)	79,138
1,236	Kyocera Corp.(b)	55,328
493	Lawson, Inc.(b)	35,503
3,014	Mitsubishi Corp.(b)	59,737
3,240	Mitsubishi Estate Co. Ltd.(b)	79,135
22,115	Mitsubishi UFJ Financial Group, Inc.(b)	124,824
12,394	Mitsubishi UFJ Lease & Finance Co. Ltd.(b)	67,295
3,469	Mitsui & Co. Ltd.(b)	52,789
2,217	Mitsui Fudosan Co. Ltd.(b)	70,619
2,053	Nikon Corp.(b)	32,667
8,956	Nomura Holdings, Inc.(b)	59,213
780	NTT Data Corp.(b)	28,536
4,035	NTT DOCOMO, Inc.(b)	67,271
4,369	Panasonic Corp.(b)	47,142
2,697	Ricoh Co. Ltd.(b)	33,132
940	Secom Co. Ltd.(b)	57,542
1,583	Seven & I Holdings Co. Ltd.(b)	63,579
794	Shin-Etsu Chemical Co. Ltd.(c)(d)	47,445
2,429	Shionogi & Co. Ltd.(b)	48,941
1,707	Softbank Corp.(c)(d)	124,088
3,290	Sumitomo Corp.(b)	43,240

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of May 31, 2014 (Unaudited)

Gateway International Fund – (continued)

Shares	Description	Value (†)
	Japan — continued
1,794	Sumitomo Metal Mining Co. Ltd.(b)	$27,283
1,278	Sumitomo Realty & Development Co. Ltd.(b)	55,198
1,956	Suzuki Motor Corp.(b)	58,448
4,182	Taiyo Nippon Sanso Corp.(b)	36,821
1,377	Takeda Pharmaceutical Co. Ltd.(b)	62,521
897	TDK Corp.(b)	38,533
2,200	Terumo Corp.(b)	46,923
645	Tokyo Electron Ltd.(c)(d)	38,913
1,654	Toyo Suisan Kaisha Ltd.(b)	50,427
4,702	Toyota Motor Corp.(c)(d)	266,302
1,184	Toyota Tsusho Corp.(b)	31,532
1,158	Trend Micro, Inc.(b)	36,026
2,359	Yamato Holdings Co. Ltd.(b)	50,402

		3,824,988

	Sweden — 3.3%
2,417	Atlas Copco AB, Class A(b)	70,961
3,252	Hennes & Mauritz AB, Series B(b)	137,515
1,945	Hexagon AB, B Shares(b)	61,173
7,278	Nordea Bank AB(b)	107,503
2,182	Svenska Cellulosa AB SCA, B Shares(b)	60,752
3,230	Swedbank AB, A Shares(b)	86,008
5,831	Telefonaktiebolaget LM Ericsson, Class B(b)	72,682
3,699	Volvo AB, B Shares(b)	53,849

		650,443

	Switzerland — 10.6%
4,684	ABB Ltd., (Registered)(b)	111,296
1,012	Aryzta AG(b)	94,470
1,471	Baloise Holding AG, (Registered)(b)	176,744
3,520	Credit Suisse Group AG, (Registered)(b)	104,539
455	Kuehne & Nagel International AG, (Registered)(b)	62,096
4,089	Nestle S.A., (Registered)(c)(d)	321,036
3,115	Novartis AG, (Registered)(c)(d)	280,269
1,079	Roche Holding AG(c)(d)	318,038
412	Schindler Holding AG(b)	63,676
573	Sonova Holding AG, (Registered)(b)	87,490
440	Sulzer AG, (Registered)(b)	66,903
1,030	Swatch Group AG (The), (Registered)(b)	113,141
360	Swiss Life Holding AG, (Registered)(b)	86,582
1,492	Transocean Ltd.(b)	63,032
7,236	UBS AG, (Registered)(c)(d)	145,484

		2,094,796

	United Kingdom — 22.2%
3,404	Anglo American PLC(b)	83,281
1,707	Associated British Foods PLC(b)	86,430
2,389	AstraZeneca PLC(c)(d)	172,603
4,415	Babcock International Group PLC, Rights(b)	89,915

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of May 31, 2014 (Unaudited)

Gateway International Fund – (continued)

Shares	Description	Value (†)
	United Kingdom — continued
26,523	Barclays PLC(b)	$109,721
5,753	BG Group PLC(b)	117,967
3,054	BHP Billiton PLC(b)	95,752
25,568	BP PLC(c)(d)	215,527
2,533	British American Tobacco PLC(c)(d)	153,375
18,356	BT Group PLC(b)	122,254
2,760	Bunzl PLC(b)	77,362
20,291	Centrica PLC(b)	114,302
1,267	Croda International PLC(b)	55,983
3,979	Diageo PLC(c)(d)	128,116
7,246	GlaxoSmithKline PLC(c)(d)	194,457
17,764	Glencore PLC(b)	96,470
26,526	HSBC Holdings PLC(c)(d)	279,806
104,482	Lloyds Banking Group PLC(b)(e)	136,190
13,229	Meggitt PLC(b)	107,422
19,224	Melrose Industries PLC(b)	90,300
12,697	National Grid PLC(b)	189,762
971	Next PLC(b)	108,379
5,802	Prudential PLC(b)	134,965
1,278	Reckitt Benckiser Group PLC(b)	109,400
2,117	Rio Tinto PLC(c)(d)	108,569
2,667	Rolls-Royce Holdings PLC(b)	46,547
357,378	Rolls-Royce Holdings PLC, C Shares(f)(g)	599
8,498	Royal Dutch Shell PLC, A Shares(c)(d)	334,168
1,384	SABMiller PLC(b)	76,934
1,968	Shire PLC(b)	113,502
5,102	Standard Chartered PLC(b)	114,872
16,145	Tesco PLC(b)	82,198
2,245	Unilever PLC(b)	100,940
39,357	Vodafone Group PLC(b)	137,987
8,996	WPP PLC(b)	194,549

		4,380,604

	Total Common Stocks (Identified Cost $15,759,982)	19,533,579

Contracts
Purchased Options — 0.2%
440	On iShares MSCI EAFE ETF, Put expiring June 21, 2014 at 59.00	660
534	On iShares MSCI EAFE ETF, Put expiring July 19, 2014 at 58.00	3,738
440	On iShares MSCI EAFE ETF, Put expiring July 19, 2014 at 59.00	3,740
400	On iShares MSCI EAFE ETF, Put expiring July 19, 2014 at 60.00	3,600
553	On iShares MSCI EAFE ETF, Put expiring August 16, 2014 at 60.00	12,995
398	On iShares MSCI EAFE ETF, Put expiring September 20, 2014 at 59.00	14,129

	Total Purchased Options (Identified Cost $130,735)	38,862

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of May 31, 2014 (Unaudited)

Gateway International Fund – (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 2.7%
$542,834	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/30/2014 at 0.000% to be repurchased at $542,834 on 6/02/2014 collateralized by $555,000 U.S. Treasury Note, 1.250% due 11/30/2018 valued at $555,694 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $542,834)	$542,834

	Total Investments — 101.9% (Identified Cost $16,433,551)(a)	20,115,275
	Other assets less liabilities — (1.9)%	(382,797)

	Net Assets — 100.0%	$19,732,478

Contracts
Written Options — (1.7%)
304	On iShares MSCI EAFE ETF, OTC Call expiring June 06, 2014 at 69.00(h)	$(17,778)
486	On iShares MSCI EAFE ETF, OTC Call expiring June 13, 2014 at 68.50(h)	(54,143)
264	On iShares MSCI EAFE ETF, OTC Call expiring June 21, 2014 at 68.00(h)	(43,363)
487	On iShares MSCI EAFE ETF, OTC Call expiring June 21, 2014 at 69.00(h)	(42,661)
367	On iShares MSCI EAFE ETF, OTC Call expiring June 27, 2014 at 67.50(h)	(40,612)
390	On iShares MSCI EAFE ETF, OTC Call expiring July 03, 2014 at 67.50(h)	(46,753)
467	On iShares MSCI EAFE ETF, OTC Call expiring July 19, 2014 at 67.00(h)	(82,896)

	Total Written Options (Premiums Received $264,041)	$(328,206)

(†)	See Note 2 of Notes to Financial Statements.
*	Common stocks are grouped by geographical regions that correspond to the markets underlying the iShares MSCI EAFE ETFs on which the Fund writes call options and buys put options.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At May 31, 2014, the net unrealized appreciation on investments based on a cost of $16,433,551 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$4,100,950
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(419,226)

	Net unrealized appreciation	$3,681,724

(b)	All of this security has been designated to cover the Fund’s obligations under open outstanding call options.
(c)	A portion of this security has been pledged as collateral for outstanding call options.
(d)	A portion of this security has been designated to cover the Fund’s obligations under open outstanding call options.
(e)	Non-income producing security.

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of May 31, 2014 (Unaudited)

Gateway International Fund – (continued)

(f)	Illiquid security. At May 31, 2014, the value of this security amounted to $599 or less than 0.1% of net assets.
(g)	Fair valued by the Fund’s investment adviser. At May 31, 2014, the value of this security amounted to $599 or less than 0.1% of net assets.
(h)	Counterparty is UBS AG.

ETF	Exchange Traded Fund
OTC	Over-the-Counter

Industry Summary at May 31, 2014 (Unaudited)

Banks	12.7%
Pharmaceuticals	9.1
Oil, Gas & Consumable Fuels	6.3
Insurance	5.2
Food Products	4.4
Automobiles	4.0
Metals & Mining	3.7
Chemicals	3.7
Machinery	3.4
Diversified Telecommunication Services	2.8
Beverages	2.6
Food & Staples Retailing	2.2
Capital Markets	2.1
Wireless Telecommunication Services	2.0
Multi-Utilities	2.0
Other Investments, less than 2% each	33.0
Short-Term Investments	2.7

Total Investments	101.9
Other assets less liabilities (including open written options)	(1.9)

Net Assets	100.0%

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of May 31, 2014 (Unaudited)

Gateway International Fund – (continued)

Country of Risk Summary at May 31, 2014 (Unaudited)

United Kingdom	19.8%
Japan	19.4
Switzerland	10.8
France	10.4
Germany	9.5
Australia	8.2
Netherlands	3.9
Sweden	3.3
Spain	3.3
Italy	3.1
Hong Kong	2.7
Other Investments, less than 2% each	4.8
Short-Term Investments	2.7

Total Investments	101.9
Other assets less liabilities (including open written options)	(1.9)

Net Assets	100.0%

Currency Exposure Summary at May 31, 2014 (Unaudited)

Euro	31.6%
British Pound	22.2
Japanese Yen	19.4
Swiss Franc	10.6
Australian Dollar	8.3
Hong Kong Dollar	3.6
Swedish Krona	3.3
United States Dollar	2.9

Total Investments	101.9
Other assets less liabilities (including open written options)	(1.9)

Net Assets	100.0%

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of May 31, 2014 (Unaudited)

Loomis Sayles Capital Income Fund

Shares	Description	Value (†)
Common Stocks — 81.8% of Net Assets
	Aerospace & Defense — 0.9%
1,486	Northrop Grumman Corp.	$180,623

	Automobiles — 1.6%
9,179	General Motors Co.	317,410

	Banks — 5.6%
7,856	JPMorgan Chase & Co.	436,558
3,496	PNC Financial Services Group, Inc. (The)	298,104
7,649	Wells Fargo & Co.	388,416

		1,123,078

	Beverages — 1.9%
4,380	PepsiCo, Inc.	386,886

	Capital Markets — 1.2%
8,357	Federated Investors, Inc., Class B	236,252

	Chemicals — 3.6%
4,760	E.I. du Pont de Nemours & Co.	329,915
14,466	Tronox Ltd., Class A	384,362

		714,277

	Commercial Services & Supplies — 1.1%
5,025	Waste Management, Inc.	224,517

	Communications Equipment — 2.8%
11,478	Cisco Systems, Inc.	282,589
4,146	Motorola Solutions, Inc.(b)	279,523

		562,112

	Diversified Consumer Services — 1.4%
9,118	H&R Block, Inc.	271,534

	Diversified Telecommunication Services — 2.1%
8,244	Verizon Communications, Inc.	411,870

	Electric Utilities — 2.6%
7,942	Northeast Utilities	360,567
4,929	Portland General Electric Co.	163,002

		523,569

	Electrical Equipment — 1.8%
4,977	Eaton Corp. PLC	366,755

	Energy Equipment & Services — 2.0%
2,587	Diamond Offshore Drilling, Inc.	132,092
3,186	National Oilwell Varco, Inc.	260,838

		392,930

	Food & Staples Retailing — 0.7%
2,000	Walgreen Co.	143,820

	Industrial Conglomerates — 1.6%
12,127	General Electric Co.	324,882

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of May 31, 2014 (Unaudited)

Loomis Sayles Capital Income Fund – (continued)

Shares	Description	Value (†)
	Insurance — 3.2%
7,366	MetLife, Inc.	$375,150
2,846	Travelers Cos., Inc. (The)	265,959

		641,109

	Machinery — 0.8%
3,890	Terex Corp.	149,610

	Media — 4.4%
8,338	CBS Outdoor Americas, Inc.(c)	270,735
4,581	Omnicom Group, Inc.	325,938
2,049	Time Warner Cable, Inc.	289,237

		885,910

	Multiline Retail — 2.5%
5,065	Family Dollar Stores, Inc.	296,809
3,696	Kohl’s Corp.	201,210

		498,019

	Oil, Gas & Consumable Fuels — 8.6%
3,212	Chevron Corp.(b)	394,401
2,799	HollyFrontier Corp.	137,851
3,135	Occidental Petroleum Corp.	312,528
7,401	PBF Energy, Inc., Class A	236,166
9,132	Regency Energy Partners LP	253,870
5,381	Total S.A., Sponsored ADR	373,710

		1,708,526

	Pharmaceuticals — 13.0%
5,871	AbbVie, Inc.	318,971
6,575	Bristol-Myers Squibb Co.	327,040
7,808	Eli Lilly & Co.(b)	467,387
5,588	GlaxoSmithKline PLC, Sponsored ADR	301,417
7,108	Merck & Co., Inc.(d)	411,269
13,594	Pfizer, Inc.	402,790
7,119	Sanofi, ADR	379,443

		2,608,317

	REITs – Diversified — 1.5%
9,543	Weyerhaeuser Co.(d)	299,841

	REITs – Hotels — 1.7%
7,469	Ryman Hospitality Properties, Inc.	344,545

	REITs – Office Property — 1.7%
13,007	Columbia Property Trust, Inc.	341,954

	Road & Rail — 1.7%
3,322	Norfolk Southern Corp.	334,692

	Software — 3.3%
10,303	Microsoft Corp.	421,805
10,989	Symantec Corp.	241,648

		663,453

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of May 31, 2014 (Unaudited)

Loomis Sayles Capital Income Fund – (continued)

Shares	Description	Value (†)
	Specialty Retail — 0.8%
14,701	American Eagle Outfitters, Inc.	$157,742

	Technology Hardware, Storage & Peripherals — 2.0%
644	Apple, Inc.(d)	407,652

	Thrifts & Mortgage Finance — 1.1%
15,363	People’s United Financial, Inc.	220,766

	Tobacco — 2.0%
4,544	Philip Morris International, Inc.	402,326

	Transportation Infrastructure — 1.2%
3,916	Macquarie Infrastructure Co. LLC	240,756

	Wireless Telecommunication Services — 1.4%
8,019	Vodafone Group PLC, Sponsored ADR	280,745

	Total Common Stocks (Identified Cost $13,566,958)	16,366,478

Principal Amount (‡)
Bonds and Notes — 15.5%
Non-Convertible Bonds — 14.2%
	Banking — 3.7%
$300,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 144A(e)	345,375
100,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	103,144
280,000	Royal Bank of Scotland Group PLC, 4.700%, 7/03/2018	295,531

		744,050

	Chemicals — 0.7%
150,000	Momentive Specialty Chemicals, Inc., 9.200%, 3/15/2021(f)	144,000

	Consumer Cyclical Services – 0.2%
45,000	ServiceMaster Co. (The), 7.450%, 8/15/2027	45,563

	Healthcare — 1.5%
125,000	HCA, Inc., 7.500%, 12/15/2023	137,813
150,000	HCA, Inc., 7.500%, 11/06/2033	158,062

		295,875

	Home Construction — 0.4%
50,000	Pulte Group, Inc., 6.000%, 2/15/2035	47,000
30,000	Pulte Group, Inc., 6.375%, 5/15/2033	29,850

		76,850

	Media Non-Cable — 0.1%
22,000	R.R. Donnelley & Sons Co., 7.250%, 5/15/2018	25,520

	Metals & Mining — 0.8%
50,000	Alcoa, Inc., 5.900%, 2/01/2027	52,093
45,000	Alcoa, Inc., 6.750%, 1/15/2028	49,307
75,000	Cliffs Natural Resources, Inc., 6.250%, 10/01/2040	64,956

		166,356

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of May 31, 2014 (Unaudited)

Loomis Sayles Capital Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Non-Captive Consumer — 1.3%
$300,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	$261,000

	Retailers — 0.4%
95,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	75,050

	Supermarkets — 1.8%
400,000	New Albertson’s, Inc., 8.000%, 5/01/2031	350,000

	Textile — 0.4%
90,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	77,400

	Transportation Services — 0.3%
75,000	APL Ltd., 8.000%, 1/15/2024(f)	69,750

	Wirelines — 2.6%
50,000	Level 3 Financing, Inc., 8.125%, 7/01/2019	54,625
70,000	Qwest Corp., 6.875%, 9/15/2033	70,557
400,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	395,000

		520,182

	Total Non-Convertible Bonds (Identified Cost $2,564,509)	2,851,596

Convertible Bonds — 1.3%
	Independent Energy — 1.0%
185,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	194,250

	Non-Captive Diversified — 0.3%
60,000	Jefferies Group LLC, 3.875%, 11/01/2029	64,275

	Total Convertible Bonds (Identified Cost $225,974)	258,525

	Total Bonds and Notes (Identified Cost $2,790,483)	3,110,121

Shares
Preferred Stocks — 1.0%
	REITs – Diversified — 1.0%
3,251	Weyerhaeuser Co., Series A, 6.375% (Identified Cost $164,115)	190,639

Principal Amount (‡)
Short-Term Investments — 1.4%
$274,294	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/30/2014 at 0.000% to be repurchased at $274,294 on 6/02/2014 collateralized by $280,000 U.S. Treasury Note, 1.250% due 11/30/2018 valued at $280,350 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $274,294)	274,294

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of May 31, 2014 (Unaudited)

Loomis Sayles Capital Income Fund – (continued)

	Description	Value (†)
	Total Investments — 99.7% (Identified Cost $16,795,850)(a)	$19,941,532
	Other assets less liabilities — 0.3%	67,743

	Net Assets — 100.0%	$20,009,275

Shares
Written Options — (0.0%)
	Options on Securities — (0.0%)
2,000	Pfizer, Inc., Put expiring June 21, 2014 at 28.00	$(140)
2,500	Target Corp., Put expiring June 21, 2014 at 55.00	(688)
2,000	Travelers Cos., Inc. (The), Call expiring June 21, 2014 at 92.50	(2,850)
1,500	Waste Management, Inc., Call expiring July 19, 2014 at 45.00	(675)

	Total Written Options (Premiums Received $4,203)	$(4,353)

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At May 31, 2014, the net unrealized appreciation on investments based on a cost of $16,796,265 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$3,470,956
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(325,689)

	Net unrealized appreciation	$3,145,267

(b)	A portion of this security has been pledged as collateral for outstanding options.
(c)	Non-income producing security.
(d)	All of this security has been designated to cover the Fund’s obligations under open outstanding options.
(e)	Perpetual bond with no specified maturity date.
(f)	Illiquid security. At May 31, 2014, the value of these securities amounted to $213,750 or 1.1% of net assets.

144A	All of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, the value of Rule 144A holdings amounted to $345,375 or 1.7% of net assets.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

AUD	Australian Dollar

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of May 31, 2014 (Unaudited)

Loomis Sayles Capital Income Fund – (continued)

Industry Summary at May 31, 2014 (Unaudited)

Pharmaceuticals	13.0%
Oil, Gas & Consumable Fuels	8.6
Banks	5.6
Media	4.4
Chemicals	4.3
Banking	3.7
Software	3.3
Insurance	3.2
Communications Equipment	2.8
Electric Utilities	2.6
Wirelines	2.6
Multiline Retail	2.5
REITs – Diversified	2.5
Diversified Telecommunication Services	2.1
Technology Hardware, Storage & Peripherals	2.0
Tobacco	2.0
Energy Equipment & Services	2.0
Other Investments, less than 2% each	31.1
Short-Term Investments	1.4

Total Investments	99.7
Other assets less liabilities (including open written options)	0.3

Net Assets	100.0%

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of May 31, 2014 (Unaudited)

Loomis Sayles Emerging Markets Opportunities Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 86.0% of Net Assets
	Argentina — 1.2%
$150,000	Argentina Bonar Bonds, Series X, 7.000%, 4/17/2017	$136,746
200,000	YPF S.A., 8.750%, 4/04/2024, 144A	207,760

		344,506

	Barbados — 0.8%
200,000	Columbus International, Inc., 7.375%, 3/30/2021, 144A	211,750

	Brazil — 8.6%
135,000	Banco do Brasil S.A., 6.000%, 1/22/2020, 144A	147,825
250,000	Banco Nacional de Desenvolvimento Economico e Social, 5.750%, 9/26/2023, 144A	267,900
235,000	Banco Santander Brasil S.A., 4.625%, 2/13/2017	247,925
250,000	Braskem Finance Ltd., 6.450%, 2/03/2024(b)	265,000
250,000	BRF S.A., 5.875%, 6/06/2022(b)	269,375
245,000	Itau Unibanco Holding S.A., 6.200%, 12/21/2021(b)	262,150
200,000	Marfrig Holding Europe BV, 9.875%, 7/24/2017, 144A	221,000
238,361	Odebrecht Offshore Drilling Finance Ltd., 6.750%, 10/01/2022, 144A	255,046
200,000	Samarco Mineracao S.A., 5.750%, 10/24/2023, 144A	208,250
260,000	Telemar Norte Leste S.A., 5.500%, 10/23/2020(b)	260,650

		2,405,121

	Chile — 1.1%
270,000	CFR International S.p.A., 5.125%, 12/06/2022(b)	294,976

	China — 8.2%
215,000	Baidu, Inc., 3.500%, 11/28/2022	208,124
270,000	Bestgain Real Estate Ltd., 2.625%, 3/13/2018	257,658
250,000	China Resources Gas Group Ltd., 4.500%, 4/05/2022, 144A(b)	258,543
230,000	China Shanshui Cement Group Ltd., 10.500%, 4/27/2017(b)	250,413
280,000	CNOOC Finance 2013 Ltd., 3.000%, 5/09/2023(b)	263,679
255,000	Country Garden Holdings Co. Ltd., 7.250%, 4/04/2021, 144A	240,975
225,000	ENN Energy Holdings Ltd., 6.000%, 5/13/2021, 144A	249,630
200,000	Kaisa Group Holdings Ltd., 8.875%, 3/19/2018, 144A	203,000
350,000	Tencent Holdings Ltd., 3.375%, 5/02/2019, 144A	358,888

		2,290,910

	Colombia — 3.7%
250,000	Colombia Telecomunicaciones S.A. E.S.P., 5.375%, 9/27/2022	248,750
230,000	Ecopetrol S.A., 5.875%, 9/18/2023(b)	256,737
235,000	Empresa de Energia de Bogota S.A. E.S.P., 6.125%, 11/10/2021(b)	256,150
260,000	Oleoducto Central S.A., 4.000%, 5/07/2021, 144A	260,026

		1,021,663

	Croatia — 0.8%
200,000	Agrokor d.d., 8.875%, 2/01/2020	224,600

	Hong Kong — 1.5%
175,000	Noble Group Ltd., 6.750%, 1/29/2020	197,094
200,000	Swire Pacific MTN Financing Ltd., EMTN, 4.500%, 10/09/2023	210,000

		407,094

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of May 31, 2014 (Unaudited)

Loomis Sayles Emerging Markets Opportunities Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Hungary — 1.3%
$350,000	Hungary Government International Bond, 5.375%, 3/25/2024(b)	$371,875

	India — 3.0%
260,000	Bharti Airtel International, 5.350%, 5/20/2024, 144A	273,637
115,000	ICICI Bank Ltd., 5.750%, 11/16/2020	126,977
200,000	NTPC Ltd., EMTN, 5.625%, 7/14/2021	216,353
205,000	Vedanta Resources PLC, 6.000%, 1/31/2019, 144A	211,919

		828,886

	Indonesia — 4.6%
200,000	Listrindo Capital BV, 6.950%, 2/21/2019, 144A	214,000
435,000	Pertamina Persero PT, EMTN, 4.300%, 5/20/2023(b)	414,881
385,000	Perusahaan Gas Negara Persero Tbk PT, 5.125%, 5/16/2024, 144A	387,406
255,000	TBG Global Pte Ltd., 4.625%, 4/03/2018, 144A(b)	256,913

		1,273,200

	Israel — 0.9%
230,000	Israel Electric Corp. Ltd., 5.625%, 6/21/2018, 144A	245,148

	Jamaica — 0.9%
250,000	Digicel Ltd., 6.000%, 4/15/2021, 144A(b)	255,000

	Korea — 3.6%
240,000	GS Caltex Corp., 3.250%, 10/01/2018, 144A	245,869
230,000	Korea Gas Corp., 4.250%, 11/02/2020	248,219
200,000	Lotte Shopping Co. Ltd., 3.375%, 5/09/2017	207,915
275,000	Woori Bank Co. Ltd., 5.875%, 4/13/2021(b)	311,152

		1,013,155

	Lithuania — 0.9%
210,000	Lithuania Government International Bond, 6.625%, 2/01/2022	254,625

	Luxembourg — 0.9%
240,000	Altice S.A., 7.750%, 5/15/2022, 144A	252,300

	Malaysia — 1.2%
200,000	Malayan Banking Bhd, EMTN, (fixed rate to 9/20/2017, variable rate thereafter), 3.250%, 9/20/2022	201,877
100,000	Petronas Capital Ltd., 7.875%, 5/22/2022, 144A	132,586

		334,463

	Mexico — 11.4%
250,000	Alfa SAB de CV, 5.250%, 3/25/2024, 144A(b)	259,375
245,000	Alpek S.A. de CV, 5.375%, 8/08/2023, 144A(b)	259,088
195,000	Axtel SAB de CV, (Step to 9.000% on 1/31/2015), 8.000%, 1/31/2020, 144A(c)	197,925
225,000	BBVA Bancomer S.A., 6.750%, 9/30/2022	255,938
245,000	Cemex Finance LLC, 6.000%, 4/01/2024, 144A	251,431
200,000	Empresas ICA SAB de CV, 8.875%, 5/29/2024, 144A	198,500
260,000	Fermaca Enterprises S de RL de CV, 6.375%, 3/30/2038, 144A	270,400
255,000	Fresnillo PLC, 5.500%, 11/13/2023, 144A(b)	269,662
245,000	Grupo Idesa S.A. de CV, 7.875%, 12/18/2020, 144A(b)	260,925
250,000	Grupo KUO SAB de CV, 6.250%, 12/04/2022(b)	258,125

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of May 31, 2014 (Unaudited)

Loomis Sayles Emerging Markets Opportunities Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Mexico — continued
$200,000	Grupo Televisa SAB, 5.000%, 5/13/2045	$200,214
235,000	Office Depot de Mexico S.A. de CV, 6.875%, 9/20/2020, 144A	249,981
250,000	Tenedora Nemak S.A. de CV, 5.500%, 2/28/2023, 144A(b)	258,750

		3,190,314

	Morocco — 0.8%
225,000	OCP S.A., 5.625%, 4/25/2024, 144A	234,007

	Nigeria — 0.7%
200,000	GTB Finance BV, EMTN, 6.000%, 11/08/2018	196,000

	Panama — 0.7%
140,000	Panama Government International Bond, 8.875%, 9/30/2027	201,775

	Peru — 1.5%
200,000	Corporacion Financiera de Desarrollo S.A., 4.750%, 2/08/2022	207,750
185,000	Minsur S.A., 6.250%, 2/07/2024, 144A	199,338

		407,088

	Philippines — 1.8%
240,000	Philippine Government International Bond, 4.200%, 1/21/2024	257,100
205,000	Power Sector Assets and Liabilities Management Corp., 7.250%, 5/27/2019	247,537

		504,637

	Poland — 1.3%
200,000	PKO Finance AB, 4.630%, 9/26/2022	210,500
100,000	Play Finance 1 S.A., 6.500%, 8/01/2019, 144A, (EUR)	145,346

		355,846

	Qatar — 1.1%
285,000	Ooredoo International Finance Ltd., 4.750%, 2/16/2021, 144A(b)	311,006

	Russia — 5.6%
225,000	Gazprom Neft OAO Via GPN Capital S.A., 4.375%, 9/19/2022	207,056
420,000	Gazprom OAO Via Gaz Capital S.A., 4.950%, 2/06/2028(b)	381,150
400,000	Mobile Telesystems OJSC Via MTS International Funding Ltd., 5.000%, 5/30/2023, 144A(b)	385,000
300,000	Russian Foreign Bond, 5.000%, 4/29/2020, 144A	318,750
260,000	VimpelCom Holdings BV, 6.255%, 3/01/2017	268,450

		1,560,406

	South Africa — 1.5%
200,000	Eskom Holdings SOC Ltd., 6.750%, 8/06/2023, 144A	220,500
175,000	Standard Bank PLC, GMTN, 8.125%, 12/02/2019	205,187

		425,687

	Sri Lanka — 0.7%
200,000	Sri Lanka Government International Bond, 5.125%, 4/11/2019, 144A	204,500

	Thailand — 0.7%
205,000	PTT Global Chemical PCL, 4.250%, 9/19/2022	203,051

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of May 31, 2014 (Unaudited)

Loomis Sayles Emerging Markets Opportunities Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Turkey — 3.9%
$195,000	Akbank TAS, 3.875%, 10/24/2017	$198,120
230,000	Arcelik AS, 5.000%, 4/03/2023, 144A	221,375
240,000	Coca-Cola Icecek AS, 4.750%, 10/01/2018, 144A	256,416
370,000	Turkey Government International Bond, 5.750%, 3/22/2024(b)	404,225

		1,080,136

	Uganda — 1.5%
1,025,000,000	Republic of Uganda Government Bond, 14.125%, 12/01/2016, (UGX)(b)	410,693

	Ukraine — 0.7%
200,000	Ukraine Government International Bond, 9.250%, 7/24/2017	197,750

	United Arab Emirates — 4.6%
325,000	Abu Dhabi National Energy Co., 3.625%, 1/12/2023(b)	326,625
275,000	Dolphin Energy Ltd., 5.500%, 12/15/2021, 144A(b)	315,562
290,000	DP World Ltd., EMTN, 6.850%, 7/02/2037(b)	326,540
260,000	Dubai Electricity & Water Authority, 7.375%, 10/21/2020, 144A(b)	319,150

		1,287,877

	United States — 0.9%
225,000	Central American Bottling Corp., 6.750%, 2/09/2022	238,781

	Venezuela — 2.6%
395,000	Petroleos de Venezuela S.A., 5.500%, 4/12/2037	218,237
220,000	Petroleos de Venezuela S.A., 6.000%, 11/15/2026	132,000
300,000	Petroleos de Venezuela S.A., Series 2015, 5.000%, 10/28/2015(b)	277,125
85,000	Venezuela Government International Bond, 12.750%, 8/23/2022	84,150

		711,512

	Zambia — 0.8%
200,000	Zambia Government International Bond, 8.500%, 4/14/2024, 144A	215,000

	Total Bonds and Notes (Identified Cost $23,022,826)	23,965,338

Shares
Exchange Traded Funds — 3.8%
18,000	iShares MSCI Taiwan ETF	271,980
18,700	iShares MSCI Emerging Markets ETF	795,685

	Total Exchange Traded Funds (Identified Cost $1,034,327)	1,067,665

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of May 31, 2014 (Unaudited)

Loomis Sayles Emerging Markets Opportunities Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 6.2%
$1,709,880	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/30/2014 at 0.000% to be repurchased at $1,709,880 on 6/02/2014 collateralized by $1,745,000 U.S. Treasury Note, 1.250% due 11/30/2018 valued at $1,747,181 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $1,709,880)	$1,709,880

	Total Investments — 96.0% (Identified Cost $25,767,033)(a)	26,742,883
	Other assets less liabilities — 4.0%	1,113,654

	Net Assets — 100.0%	$27,856,537

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At May 31, 2014, the net unrealized appreciation on investments based on a cost of $25,790,182 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$975,466
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(22,765)

	Net unrealized appreciation	$952,701

(b)	All of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts, futures contracts or swap agreements.
(c)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, the value of Rule 144A holdings amounted to $11,387,358 or 40.9% of net assets.
EMTN	Euro Medium Term Note
ETF	Exchange Traded Fund
GMTN	Global Medium Term Note
OJSC	Open Joint-Stock Company

EUR	Euro
UGX	Ugandan Shilling

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of May 31, 2014 (Unaudited)

Loomis Sayles Emerging Markets Opportunities Fund – (continued)

At May 31, 2014, the Fund had the following open bilateral credit default swap agreement:

Sell Protection
Counterparty	Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread^	Notional Value(‡)	Unamortized Up Front Premium Paid/ (Received)	Market Value	Unrealized Appreciation (Depreciation)	Fees Receivable/ (Payable)
Morgan Stanley Capital Services, Inc.	CDX.EM* Series 21, 5-Year	5.00%	6/20/2019	2.47%	$3,050,000	$328,609	$353,664	$25,055	$30,924

(‡)	Notional value stated in U.S. dollars unless otherwise noted.
^	Implied credit spreads, represented in absolute terms, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
*	CDX.EM is an index composed of emerging market credit default swaps.

At May 31, 2014, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy[1]	6/30/2014	Chilean Peso	280,000,000	$508,103	$6,985
Sell[1]	6/30/2014	Chilean Peso	280,000,000	508,103	(13,404)
Buy[2]	6/30/2014	Chinese Offshore Yuan	6,200,000	990,595	(6,911)
Sell[2]	6/18/2014	Euro	100,000	136,311	2,341
Buy[1]	6/30/2014	Mexican Peso	6,600,000	512,256	9,543
Sell[1]	6/30/2014	Mexican Peso	6,600,000	512,256	(13,428)

Total					$(14,874)

1 Counterparty is Credit Suisse International.

2 Counterparty is Barclays Bank PLC.

At May 31, 2014, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	9/19/2014	7	$878,609	$(1,325)
30 Year U.S. Treasury Bond	9/19/2014	4	549,875	(1,726)

Total				$(3,051)

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of May 31, 2014 (Unaudited)

Loomis Sayles Emerging Markets Opportunities Fund – (continued)

Industry Summary at May 31, 2014 (Unaudited)

Government Owned – No Guarantee	23.4%
Sovereigns	9.4
Banking	7.1
Wireless	5.2
Food & Beverage	4.4
Exchange Traded Funds	3.8
Pipelines	3.7
Chemicals	3.6
Wirelines	3.3
Home Construction	3.2
Metals & Mining	3.2
Technology	2.1
Other Investments, less than 2% each	17.4
Short-Term Investments	6.2

Total Investments	96.0
Other assets less liabilities (including swap agreements, forward foreign currency and futures contracts)	4.0

Net Assets	100.0%

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of May 31, 2014 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Senior Loans — 87.8% of Net Assets
	Aerospace & Defense — 1.1%
$2,595,000	Camp Systems International, Inc., 2nd Lien Term Loan 1, 8.250%, 11/30/2019(b)	$2,640,412
598,586	PRV Aerospace LLC, Term Loan B, 6.500%, 5/09/2018(c)	597,090
10,435,635	Sequa Corp., New Term Loan B, 5.250%, 6/19/2017(b)	10,316,356
3,974,000	Transdigm, Inc., Term Loan D, 6/04/2021(d)	3,947,732

		17,501,590

	Automotive — 2.9%
4,827,716	Affinia Group Intermediate Holdings, Inc., Term Loan B2, 4.750%, 4/27/2020(b)	4,839,786
8,568,000	American Tire Distributors Holdings, Inc., Term Loan B, 5.750%, 6/01/2018(b)	8,589,420
9,032,363	Dayco Products LLC, New Term Loan B, 5.250%, 12/12/2019(b)	9,054,943
10,944,000	Grede Holdings LLC, New Term Loan B, 6/02/2021(d)	10,937,215
8,920,000	Navistar International Corp., Term Loan B, 5.750%, 8/17/2017(b)	9,067,715
3,205,620	TI Group Automotive Systems LLC, Term Loan B, 5.500%, 3/28/2019(b)	3,221,648

		45,710,727

	Banking — 1.0%
1,269,819	Harland Clarke Holdings Corp., Extended Term Loan B2, 5.484%, 6/30/2017(b)	1,273,527
11,599,116	Harland Clarke Holdings Corp., Term Loan B3, 7.000%, 5/22/2018(b)	11,751,412
2,140,538	Harland Clarke Holdings Corp., Term Loan B4, 6.000%, 8/04/2019(b)	2,169,970

		15,194,909

	Building Materials — 2.9%
2,260,741	Air Distribution Technologies, Inc., 2nd Lien Term Loan, 9.250%, 5/09/2020(b)	2,283,348
6,676,813	C.H.I. Overhead Doors, Inc., Term Loan B, 5.502%, 3/18/2019(c)	6,687,963
6,079,063	Contech Construction Products, Inc., New Term Loan, 6.250%, 4/29/2019(b)	6,128,485
6,009,800	CPG International, Inc., New Term Loan, 4.750%, 9/30/2020(b)	6,007,937
8,393,000	GYP Holdings III Corp., 1st Lien Term Loan, 4.750%, 4/01/2021(b)	8,309,070
8,438,000	Munters Corp., Term Loan, 7.500%, 4/23/2021(b)	8,353,620
6,104,100	Quikrete Holdings, Inc., 2nd Lien Term Loan, 7.000%, 3/26/2021(b)	6,241,442
991,895	Roofing Supply Group LLC, Term Loan, 5.000%, 5/31/2019(b)	990,655

		45,002,520

	Chemicals — 2.9%
11,000,000	Arysta LifeScience Corp., 2nd Lien Term Loan, 8.250%, 11/30/2020(b)	11,110,000
3,877,247	Ascend Performance Materials LLC, Term Loan B, 6.750%, 4/10/2018(b)	3,838,475
667,415	AZ Chem U.S., Inc., Recap Term Loan, 5.250%, 12/22/2017(b)	666,861
333,310	Emerald Performance Materials LLC, Term Loan B, 6.750%, 5/18/2018(b)	334,977
6,800,000	Houghton International, Inc., New 2nd Lien Term Loan, 9.500%, 12/20/2020(b)	6,936,000
3,739,000	Kronos Worldwide, Inc., 2014 Term Loan, 4.750%, 2/18/2020(b)	3,774,072
2,446,374	Nexeo Solutions LLC, Incremental Term Loan, 5.000%, 9/08/2017(b)	2,439,230
3,390,400	Nexeo Solutions LLC, Term Loan B, 5.000%, 9/08/2017(b)	3,380,500
3,311,700	Nexeo Solutions LLC, Term Loan B3, 5.000%, 9/09/2017(b)	3,315,840
9,941,087	Univar, Inc., Term Loan B, 5.000%, 6/30/2017(b)	9,952,121

		45,748,076

	Construction Machinery — 0.6%
9,358,000	Neff Rental LLC, 2nd Lien Term Loan, 5/21/2021(d)	9,305,408

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of May 31, 2014 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Consumer Cyclical Services — 7.1%
$10,183,455	Affinion Group, Inc., Term Loan B, 4/30/2018(d)	$10,205,248
10,325,000	AlixPartners LLP, New 2nd Lien Term Loan, 9.000%, 7/10/2021(b)	10,522,930
8,764,000	Go Daddy Operating Co. LLC, New Term Loan B, 4.750%, 5/13/2021(b)	8,795,287
5,181,000	IMG Worldwide Holdings, LLC, 1st Lien Term Loan, 5.250%, 5/06/2021(b)	5,203,019
10,072,000	IMG Worldwide Holdings, LLC, 2nd Lien Term Loan, 8.250%, 5/01/2022(b)	10,179,065
4,656,000	Inmar Holdings, Inc., 1st Lien Term Loan, 4.250%, 1/27/2021(b)	4,617,216
4,155,000	Inmar Holdings, Inc., 2nd Lien Term Loan, 8.000%, 1/27/2022(b)	4,113,450
2,533,000	Mergermarket USA, Inc., 1st Lien Term Loan, 4.500%, 1/29/2021(b)	2,495,005
7,522,000	Mergermarket USA, Inc., 2nd Lien Term Loan, 7.500%, 2/04/2022(b)	7,456,182
3,284,483	SGS Cayman LP, Term Loan, 7.250%, 3/06/2019(b)	3,292,694
11,000,000	SourceHov LLC, New 2nd Lien Term Loan, 8.750%, 4/30/2019(b)	11,110,000
6,239,000	Sterling Infosystems, Inc., Term Loan B, 5/12/2021(d)	6,262,396
11,113,670	STG-Fairway Acquisitions, Inc., Term Loan B, 6.250%, 2/28/2019(b)	11,085,886
7,272,783	Sutherland Global Services Private Ltd., Term Loan, 7.250%, 3/06/2019(b)	7,290,965
2,968,860	The Active Network, Inc., 1st Lien Term Loan, 11/13/2020(d)	2,954,016
3,813,443	The Active Network, Inc., 1st Lien Term Loan, 5.500%, 11/13/2020(b)	3,794,375
485,292	U.S. Security Holdings, Inc., New Term Loan, 6.000%, 7/28/2017(b)	487,316

		109,865,050

	Consumer Products — 2.0%
754,286	Advantage Sales & Marketing, Inc., New 2nd Lien Term Loan, 8.250%, 6/17/2018(b)	756,360
3,195,968	FGI Operating Co. LLC, Term Loan, 5.500%, 4/19/2019(b)	3,219,938
9,822,000	NYDJ Apparel LLC, Term Loan, 7.000%, 1/06/2020(b)	9,834,278
5,627,012	Polyconcept Investments BV, USD 1st Lien Term Loan, 6.000%, 6/27/2019(b)	5,584,810
6,067,793	Polymer Group, Inc., 1st Lien Term Loan B, 5.250%, 12/19/2019(b)	6,098,131
6,179,857	Visant Corp., Term Loan B, 5.250%, 12/22/2016(b)	6,104,524

		31,598,041

	Diversified Manufacturing — 1.4%
10,866,000	Ameriforge Group, Inc., 2nd Lien Term Loan, 8.750%, 12/19/2020(b)	10,974,660
4,951,798	Doncasters Finance U.S. LLC, USD Term Loan, 4.500%, 4/09/2020(b)	4,957,987
391,914	Douglas Dynamics Holdings, Inc., New Term Loan, 5.750%, 4/18/2018(b)	390,934
5,120,000	Electrical Components International, Inc., 2014 Term Loan B, 5/05/2021(d)	5,128,551

		21,452,132

	Electric — 0.5%
5,029,000	Atlantic Power LP, 2014 Term Loan B, 4.750%, 2/24/2021(b)	5,060,431
2,940,375	Mirion Technologies, Inc., Term Loan, 5.750%, 3/30/2018(b)	2,940,375

		8,000,806

	Environmental — 1.7%
10,639,000	Allflex Holdings III, Inc., New 2nd Lien Term Loan, 8.000%, 7/19/2021(b)	10,708,792
8,418,000	EnergySolutions LLC, New Term Loan, 5/29/2020(d)	8,418,000
3,465,315	WTG Holdings III Corp., 1st Lien Term Loan, 4.750%, 1/15/2021(b)	3,465,315
3,369,000	WTG Holdings III Corp., 2nd Lien Term Loan, 8.500%, 1/15/2022(b)	3,377,422

		25,969,529

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of May 31, 2014 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Financial Other — 2.1%
$3,487,882	Eze Castle Software, Inc., New 2nd Lien Term Loan, 7.250%, 4/04/2021(b)	$3,461,723
6,738,000	Institutional Shareholder Services, Inc., Term Loan, 6.000%, 4/30/2021(b)	6,754,845
7,621,000	Interactive Data Corp., 2014 Term Loan, 4.750%, 5/02/2021(b)	7,673,432
7,272,462	ION Trading Technologies S.a.r.l., 1st Lien Term Loan, 4.500%, 5/22/2020(b)	7,259,736
7,765,000	Nuveen Investments, Inc., New 2nd Lien Term Loan, 6.500%, 2/28/2019(b)	7,830,537

		32,980,273

	Food & Beverage — 3.5%
550,000	CPM Acquisition Corp., 2nd Lien Term Loan, 10.250%, 3/01/2018(b)	556,875
7,412,000	Del Monte Foods, Inc., 2nd Lien Term Loan, 8.250%, 8/18/2021(b)	7,328,615
5,586,409	DS Waters of America, Inc., New Term Loan, 5.250%, 8/30/2020(b)	5,642,273
3,873,933	High Liner Foods, Inc., Refi Term Loan B, 5.500%, 4/24/2021(b)	3,869,091
9,582,000	Lineage Logistics Holdings LLC, 2014 Term Loan, 4.500%, 4/07/2021(b)	9,498,157
1,430,669	Milk Specialties Co., New Term Loan B, 7.500%, 11/07/2018(b)	1,423,516
17,913,000	New HB Acquisition LLC, Term Loan, 6.750%, 4/09/2020(b)	18,596,023
2,878,000	Post Holdings, Inc., Term Loan B, 6/02/2021(d)	2,899,585
4,644,616	Reddy Ice Corp., 1st Lien Term Loan, 6.751%, 5/01/2019(c)	4,551,723

		54,365,858

	Healthcare — 12.4%
4,528,000	24 Hour Fitness Worldwide, Inc., New Term Loan B, 5/28/2021(d)	4,525,193
2,457,359	BioScrip, Inc., Delayed Draw Term Loan, 6.500%, 7/31/2020(b)	2,482,965
4,095,598	BioScrip, Inc., Term Loan B, 6.500%, 7/31/2020(b)	4,138,275
6,274,000	CareCore National LLC, Term Loan B, 5.500%, 3/05/2021(b)	6,302,735
5,056,000	Catalent Pharma Solutions, Inc., USD Term Loan B, 5/20/2021(d)	5,074,960
5,570,652	CHG Buyer Corp., 2nd Lien Term Loan, 9.000%, 11/19/2020(b)	5,636,832
5,794,000	Connolly Corp., 1st Lien Term Loan, 5.000%, 5/14/2021(b)	5,841,105
5,736,623	CT Technologies Intermediate Holdings, Inc., 1st Lien Term Loan, 5.250%, 10/02/2019(b)	5,750,964
9,423,958	Edmentum, Inc., 2013 Term Loan, 5.500%, 5/17/2018(b)	9,439,696
8,368,945	Envision Acquisition Co. LLC, 1st Lien Term Loan, 5.750%, 11/04/2020(b)	8,389,867
4,750,000	Healogics, Inc., 2nd Lien Term Loan, 9.250%, 2/05/2020(b)	4,841,057
4,611,085	Herff Jones, Inc., Term Loan B, 5.500%, 6/25/2019(b)	4,637,046
7,544,000	Knowledge Universe Education LLC, Term Loan, 5.250%, 3/18/2021(b)	7,605,333
6,734,000	Learning Care Group (U.S.) No. 2, Inc., New Term Loan, 6.047%, 5/05/2021(c)	6,818,175
8,769,023	McGraw-Hill School Education Holdings LLC, Term Loan B, 6.250%, 12/17/2019(b)	8,801,906
6,231,225	MedSolutions Holdings, Inc., Term Loan B, 6.500%, 7/08/2019(b)	6,246,803
8,517,000	Millennium Laboratories, Inc., Term Loan B, 5.250%, 4/16/2021(b)	8,564,951
2,529,000	National Mentor Holdings, Inc., Term Loan B, 4.750%, 1/31/2021(b)	2,538,484
4,808,000	Ortho-Clinical Diagnostics, Inc., Term Loan B, 5/07/2021(d)	4,826,655
7,093,000	Planet Fitness Holdings LLC, Term Loan, 4.750%, 3/31/2021(b)	7,115,201
4,611,000	PLATO, Inc., 2nd Lien Term Loan, 11.250%, 5/09/2019(b)	4,611,000
10,107,000	Sheridan Holdings, Inc., 2nd Lien Term Loan 2013, 8.250%, 12/20/2021(b)	10,321,774
3,794,000	SkillSoft Corp., 1st Lien Term Loan, 4.500%, 4/28/2021(b)	3,794,000
9,373,000	SkillSoft Corp., 2nd Lien Term Loan, 7.750%, 4/28/2022(b)	9,290,986
7,661,500	Springer Science+Business Media Deutschland GmbH, USD Term Loan B2, 5.000%, 8/14/2020(b)	7,663,415

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of May 31, 2014 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Healthcare — continued
$10,006,695	Steward Health Care System LLC, Term Loan B, 6.750%, 4/12/2020(b)	$9,856,594
7,450,000	Surgery Center Holdings, Inc., 2nd Lien Term Loan, 9.750%, 4/11/2020(b)	7,450,000
12,628,000	TriZetto Group, Inc. (The), 2nd Lien Term Loan D, 8.500%, 3/28/2019(b)	12,691,140
7,740,700	Truven Health Analytics, Inc., Term Loan B, 4.500%, 6/06/2019(b)	7,656,868

		192,913,980

	Industrial Other — 9.2%
3,512,875	API Heat Transfer ThermaSys Corp., Term Loan, 5.250%, 5/03/2019(b)	3,490,920
5,200,965	Aquilex Holdings LLC, New Term Loan, 5.000%, 12/31/2020(c)	5,207,466
8,564,960	ARSloane Acquisition LLC, Term Loan, 7.500%, 10/01/2019(b)	8,618,491
715,000	Atkore International, Inc., 1st Lien Term Loan, 4.500%, 4/09/2021(b)	714,557
8,929,073	Brand Energy & Infrastructure Services, Inc., New Term Loan B, 4.750%, 11/26/2020(b)	8,950,413
10,251,000	Brickman Group Ltd. LLC, 2nd Lien Term Loan, 7.500%, 12/17/2021(b)	10,425,267
4,195,000	Capital Safety North America Holdings, Inc., 2nd Lien Term Loan, 6.500%, 3/28/2022(b)	4,193,700
6,869,000	Crosby U.S. Acquisition Corp., 2nd Lien Term Loan, 7.000%, 11/22/2021(b)	6,891,874
7,550,000	Dexter Axle Co., New Term Loan, 4.500%, 2/28/2020(b)	7,483,938
9,978,595	Eastman Kodak Co., Exit Term Loan, 7.250%, 9/03/2019(b)	10,053,434
5,200,000	Filtration Group Corp., 2nd Lien Term Loan, 8.250%, 11/21/2021(b)	5,291,000
6,712,000	Hampton Rubber Co., 1st Lien Term Loan, 5.000%, 3/27/2021(b)	6,695,220
2,506,000	Marine Acquisition Corp., New Term Loan B, 5.250%, 1/30/2021(b)	2,518,530
5,520,658	McJunkin Red Man Corp., New Term Loan, 5.000%, 11/08/2019(b)	5,543,679
7,495,125	NES Global Talent Ltd., 1st Lien Term Loan, 6.500%, 10/03/2019(b)	7,457,649
7,158,474	New Breed, Inc., Term Loan B, 6.000%, 10/01/2019(b)	7,158,474
8,500,695	North American Lifting Holdings, Inc., 1st Lien Term Loan, 5.500%, 11/27/2020(b)	8,575,076
10,664,792	Nusil Technology LLC, New Term Loan, 5.250%, 4/07/2017(b)	10,478,158
7,680,000	Oxbow Carbon LLC, 2nd Lien Term Loan, 8.000%, 1/17/2020(b)	7,820,774
5,786,498	Redtop Acquisitions Ltd., USD 2nd Lien Term Loan, 8.250%, 6/03/2021(b)	5,931,160
8,905,680	Syncreon Global Finance (U.S.), Inc., Term Loan B, 5.250%, 10/28/2020(b)	8,961,341
415,637	WireCo WorldGroup, Inc., New Term Loan, 6.000%, 2/15/2017(b)	417,715

		142,878,836

	Lodging — 0.6%
8,709,556	Four Seasons Holdings, Inc., 2nd Lien Term Loan, 6.250%, 12/28/2020(b)	8,818,425

	Media Cable — 1.0%
6,278,265	ION Media Networks, Inc., Term Loan, 5.000%, 12/18/2020(b)	6,317,504
9,552,583	TWCC Holding Corp., 2nd Lien Term Loan, 7.000%, 6/26/2020(b)	9,453,045

		15,770,549

	Media Non-Cable — 5.5%
5,058,936	Advanstar Communications, Inc., New 1st Lien Term Loan, 5.500%, 4/29/2019(b)	5,082,106
5,795,000	Advanstar Communications, Inc., New 2nd Lien Term Loan, 9.500%, 6/06/2020(b)	5,881,925
10,093,616	Clear Channel Communications, Inc., Term Loan D, 6.900%, 1/30/2019(b)	9,969,565
5,869,000	Deluxe Entertainment Services Group, Inc., Term Loan 2014, 6.500%, 2/28/2020(b)	5,832,319

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of May 31, 2014 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Media Non-Cable — continued
$4,685,040	Dex Media West LLC, New Term Loan, 8.000%, 12/30/2016(b)	$4,230,217
11,142,388	Emerald Expositions Holding, Inc., Term Loan B, 5.500%, 6/17/2020(b)	11,198,100
7,588,000	Extreme Reach, Inc., 2nd Lien Term Loan, 10.500%, 1/24/2021(b)	7,644,910
10,267,551	Getty Images, Inc., Term Loan B, 4.750%, 10/18/2019(b)	9,900,486
116,105	HIBU Connect S.A., Sociedad Unipersonal, EUR Fixed Spanish Term Loan, 1.500%, 3/03/2019, (EUR)(b)(f)	—
5,667,531	Micro Holding LP, Term Loan, 6.250%, 3/18/2019(b)	5,656,932
5,591,900	Penton Media, Inc., New 1st Lien Term Loan, 5.500%, 10/01/2019(b)	5,622,208
4,756,000	Penton Media, Inc., New 2nd Lien Term Loan, 9.000%, 10/01/2020(b)	4,785,725
1,821,887	YH Ltd., USD Term Loan B2, 1.000%, 3/03/2024(f)(g)	—
990,156	YH Ltd., USD Term Loan A2, 5.254%, 3/03/2019(b)(f)	816,176
9,047,621	YP LLC, USD Term Loan B, 8.023%, 6/04/2018(c)	9,115,478

		85,736,147

	Metals & Mining — 1.5%
10,816,390	Arch Coal, Inc., Term Loan B, 6.250%, 5/16/2018(b)	10,637,920
6,814,275	Bowie Resource Holdings LLC, 1st Lien Term Loan, 6.750%, 8/14/2020(b)	6,865,382
1,181,040	Metal Services LLC, Term Loan B, 6.000%, 6/30/2017(b)	1,185,965
4,310,000	Murray Energy Corp., 1st Lien Term Loan, 5.250%, 12/05/2019(b)	4,356,462

		23,045,729

	Oil Field Services — 2.0%
1,866,800	FTS International, Inc., New Term Loan B, 5.750%, 4/16/2021(b)	1,878,934
5,061,000	Hi-Crush Partners LP, Term Loan B, 4.750%, 4/28/2021(b)	5,098,958
6,932,000	KCA Deutag Drilling Ltd., Term Loan, 5/13/2020(d)	6,914,670
450,000	Pinnacle Holdco S.a.r.l., 2nd Lien Term Loan, 10.500%, 7/24/2020(b)	455,063
2,605,737	Pinnacle Holdco S.a.r.l., Term Loan, 4.750%, 7/24/2019(b)	2,595,966
8,387,411	Stallion Oilfield Services Ltd., Term Loan B, 8.000%, 6/19/2018(b)	8,530,668
4,563,000	UTEX Industries, Inc., 1st Lien Term Loan 2014, 5/22/2021(d)	4,587,731
1,859,000	UTEX Industries, Inc., 2nd Lien Term Loan 2014, 5/22/2022(d)	1,876,437

		31,938,427

	Other Utility — 0.8%
11,973,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(b)	11,868,236

	Packaging — 0.4%
6,736,000	Anchor Glass Container Corp., New 1st Lien Term Loan, 6/30/2021(d)	6,746,508

	Paper — 0.4%
5,558,000	Appvion, Inc., Term Loan, 5.750%, 6/28/2019(b)	5,590,403

	Pharmaceuticals — 2.0%
5,034,700	Amneal Pharmaceuticals LLC, New Term Loan, 5.753%, 11/01/2019(c)	5,053,580
6,566,555	eResearchTechnology, Inc., New Term Loan, 6.000%, 5/02/2018(b)	6,566,555
4,907,000	JLL/Delta Dutch Newco BV, USD Term Loan, 4.250%, 3/11/2021(b)	4,850,913
5,044,000	Medpace, Inc., New Term Loan, 5.000%, 4/01/2021(b)	5,044,000
640,003	Phillips Plastics Corp., Term Loan B, 4.750%, 2/12/2017(b)	636,803
9,651,301	PRA Holdings, Inc., New 1st Lien Term Loan, 4.500%, 9/23/2020(b)	9,574,863

		31,726,714

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of May 31, 2014 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Property & Casualty Insurance — 2.8%
$7,558,934	AmWINS Group LLC, New Term Loan, 5.000%, 9/06/2019(b)	$7,562,109
12,559,969	Applied Systems, Inc., New 2nd Lien Term Loan, 7.500%, 1/23/2022(b)	12,767,208
9,625,000	Cooper Gay Swett & Crawford Ltd., 2nd Lien Term Loan, 8.250%, 10/16/2020(b)	9,288,125
2,969,925	Cunningham Lindsey U.S., Inc., 1st Lien Term Loan, 5.000%, 12/10/2019(b)	2,951,363
701,591	Cunningham Lindsey U.S., Inc., 2nd Lien Term Loan, 9.250%, 6/10/2020(b)	698,960
9,375,000	Mitchell International, Inc., New 2nd Lien Term Loan, 8.500%, 10/11/2021(b)	9,562,500

		42,830,265

	Restaurants — 0.6%
589,286	Brasa Holdings, Inc., 2nd Lien Term Loan, 11.000%, 1/20/2020(b)	594,195
8,170,473	Sagittarius Restaurants LLC, New Term Loan, 5.514%, 10/01/2018(c)	8,160,260

		8,754,455

	Retailers — 2.5%
10,530,000	BDF Acquisition Corp., 1st Lien Term Loan, 5.250%, 2/12/2021(b)	9,977,175
10,874,000	BJ’s Wholesale Club, Inc., New 2nd Lien Term Loan, 8.500%, 3/26/2020(b)	11,186,628
2,130,697	David’s Bridal, Inc., New Term Loan B, 5.000%, 10/11/2019(b)	2,049,027
1,864,525	Men’s Wearhouse, Inc. (The), Term Loan B, 6/18/2021(d)	1,869,186
1,344,000	PFS Holding Corp., 1st Lien Term Loan, 4.500%, 1/31/2021(b)	1,342,884
4,921,311	Sportsman’s Warehouse Holdings, Inc., First Out Term Loan, 7.250%, 8/16/2019(b)	4,970,524
4,517,000	The Talbots, Inc., 1st Lien Term Loan, 4.750%, 3/19/2020(b)	4,483,123
3,407,000	The Talbots, Inc., 2nd Lien Term Loan, 8.250%, 3/19/2021(b)	3,389,965

		39,268,512

	Supermarkets — 0.9%
9,886,025	Checkout Holding Corp., 1st Lien Term Loan, 4.500%, 4/09/2021(b)	9,882,960
4,209,797	Supervalu, Inc., Refi Term Loan B, 4.500%, 3/21/2019(b)	4,205,082

		14,088,042

	Technology — 9.8%
8,291,000	Aptean, Inc., 1st Lien Term Loan, 5.250%, 2/26/2020(b)	8,277,154
3,561,000	Aptean, Inc., 2nd Lien Term Loan, 8.500%, 2/26/2021(b)	3,565,451
10,000,000	Aricent Technologies, 1st Lien Term Loan, 5.500%, 4/14/2021(b)	9,987,500
7,450,000	Blue Coat Systems, Inc., 2nd Lien Term Loan, 9.500%, 6/28/2020(b)	7,524,500
3,999,975	BMC Software Finance, Inc., Term Loan, 5.000%, 9/10/2020(b)	4,008,735
11,456,288	BMC Software Finance, Inc., USD Term Loan, 5.000%, 9/10/2020(b)	11,480,117
3,602,307	DataPipe, Inc., 1st Lien Term Loan, 3/15/2019(d)	3,601,406
3,638,693	DataPipe, Inc., 1st Lien Term Loan, 5.250%, 3/15/2019(b)	3,637,783
1,794,000	DataPipe, Inc., 2nd Lien Term Loan, 8.500%, 9/15/2019(b)	1,798,485
6,395,000	Deltek, Inc., 2nd Lien Term Loan, 10.000%, 10/10/2019(b)	6,506,912
7,476,430	EIG Investors Corp., 2013 Term Loan, 5.000%, 11/09/2019(b)	7,501,327
3,808,860	Help/Systems LLC, USD Term Loan B, 5.500%, 6/28/2020(b)	3,780,294
8,783,985	Internap Network Services Corp., Term Loan, 6.000%, 11/26/2019(b)	8,783,985
4,191,000	IQOR U.S., Inc., 2nd Lien Term Loan, 9.750%, 4/01/2022(b)	3,970,973
7,622,095	IQOR U.S., Inc., Term Loan B, 6.000%, 4/01/2021(b)	7,250,518
4,651,000	MSC Software Corp., 1st Lien Term Loan, 5/29/2020(d)	4,651,000
3,135,980	Openlink International Intermediate, Inc., 2017 Term Loan, 6.250%, 10/28/2017(b)	3,159,499

See accompanying notes to financial statements.

|  44

Portfolio of Investments – as of May 31, 2014 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Technology — continued
$1,359,593	P2 Upstream Acquisition Co., 1st Lien Term Loan, 5.000%, 10/30/2020(b)	$1,362,991
3,355,000	Presidio, Inc., 2017 Term Loan, 5.000%, 3/31/2017(b)	3,369,695
4,100,000	Rocket Software, Inc., 2nd Lien Term Loan, 10.250%, 2/08/2019(b)	4,137,597
28,354	Rocket Software, Inc., New Term Loan, 5.750%, 2/08/2018(b)	28,342
7,065,000	SafeNet, Inc., New 1st Lien Term Loan, 5.500%, 2/28/2020(b)	7,065,000
4,291,000	Shield Finance Co. S.a.r.l., USD Term Loan, 5.000%, 1/29/2021(b)	4,307,091
418,069	Sirius Computer Solutions, Inc., Term Loan B, 7.000%, 11/30/2018(b)	423,295
6,064,643	SumTotal Systems LLC, 1st Lien Term Loan, 6.250%, 11/16/2018(b)	5,897,866
1,500,000	SumTotal Systems LLC, 2nd Lien Term Loan, 10.250%, 5/16/2019(b)	1,460,625
3,979,341	SurveyMonkey.com LLC, Term Loan B, 5.500%, 2/05/2019(b)	3,979,341
4,202,000	Telx Group, Inc. (The), 1st Lien Term Loan, 4.500%, 4/09/2020(b)	4,195,991
2,040,000	Telx Group, Inc. (The), 2nd Lien Term Loan, 7.500%, 4/09/2021(b)	2,045,100
3,592,396	Triple Point Technology, Inc., 1st Lien Term Loan, 5.250%, 7/10/2020(b)	3,354,400
875,000	Vision Solutions, Inc., 2nd Lien Term Loan, 9.500%, 7/23/2017(b)	875,000
10,850,000	Websense, Inc., 2nd Lien Term Loan, 8.250%, 12/24/2020(b)	10,894,051

		152,882,024

	Textile — 0.5%
2,794,000	Nine West Holdings, Inc., Term Loan B, 4.750%, 10/08/2019(b)	2,802,745
5,022,000	Stuart Weitzman Acquisition Co. LLC, Term Loan, 4.500%, 4/08/2020(b)	4,990,613

		7,793,358

	Transportation Services — 1.8%
9,550,435	FPC Holdings, Inc., 1st Lien Term Loan, 5.250%, 11/19/2019(b)	9,423,127
5,033,000	Road Infrastructure Investment LLC, New 1st Lien Term Loan, 4.250%, 3/31/2021(b)	5,007,835
5,370,000	WP Mustang Holdings LLC, 1st Lien Term Loan B, 5/29/2021(d)	5,387,882
7,505,190	YRC Worldwide, Inc., Term Loan, 8.000%, 2/12/2019(b)	7,520,201

		27,339,045

	Wireless — 1.0%
11,192,000	Asurion LLC, New 2nd Lien Term Loan, 8.500%, 3/03/2021(b)	11,485,790
4,155,106	Asurion LLC, New Term Loan B1, 5.000%, 5/24/2019(b)	4,168,610

		15,654,400

	Wirelines — 2.4%
3,654,286	Fairpoint Communications, Inc., Refi Term Loan, 7.500%, 2/14/2019(b)	3,770,529
4,733,000	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/22/2020(b)	4,817,532
1,775,070	Integra Telecom, Inc., Term Loan B, 5.250%, 2/22/2019(b)	1,780,466
7,990,473	LTS Buyer LLC, 2nd Lien Term Loan, 8.000%, 4/12/2021(b)	8,063,745
436,908	MegaPath Group, Inc., Term Loan B, 10.500%, 12/20/2017(b)	401,956
10,597,000	Nextgen Networks Pty Ltd., USD Term Loan B, 5/20/2021(d)	10,557,261
7,329,745	U.S. Telepacific Corp., New Term Loan B, 5.750%, 2/23/2017(b)	7,341,986

		36,733,475

	Total Senior Loans (Identified Cost $1,362,487,352)	1,365,072,449

See accompanying notes to financial statements.

45  |

Portfolio of Investments – as of May 31, 2014 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 10.4%
	Aerospace & Defense — 0.3%
$4,000,000	Ducommun, Inc., 9.750%, 7/15/2018	$4,470,000

	Building Materials — 0.8%
4,950,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	4,987,125
5,000,000	Building Materials Holding Corp., 9.000%, 9/15/2018, 144A	5,400,000
1,623,000	Masonite International Corp., 8.250%, 4/15/2021, 144A	1,769,070

		12,156,195

	Chemicals — 1.8%
7,920,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	8,256,600
310,000	INEOS Group Holdings S.A., 5.875%, 2/15/2019, 144A	315,812
7,510,000	INEOS Group Holdings S.A., 6.125%, 8/15/2018, 144A	7,772,850
2,065,000	Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.375%, 3/01/2018	2,085,650
8,325,000	Perstorp Holding AB, 11.000%, 8/15/2017, 144A	8,907,750

		27,338,662

	Consumer Cyclical Services — 0.5%
3,855,000	ServiceMaster Co. (The), 7.000%, 8/15/2020	4,067,025
2,850,000	ServiceMaster Co. (The), 7.100%, 3/01/2018	2,892,750

		6,959,775

	Consumer Products — 0.2%
3,100,000	Visant Corp., 10.000%, 10/01/2017	2,875,250

	Financial Other — 0.5%
8,010,000	Rialto Holdings LLC/Rialto Corp., 7.000%, 12/01/2018, 144A	8,370,450

	Food & Beverage — 0.2%
3,235,000	Crestview DS Merger Sub II, Inc., 10.000%, 9/01/2021, 144A	3,590,850

	Healthcare — 0.4%
5,700,000	Emdeon, Inc., 11.000%, 12/31/2019	6,569,250

	Home Construction — 0.7%
8,795,000	K. Hovnanian Enterprises, Inc., 7.000%, 1/15/2019, 144A	8,948,913
1,000,000	K. Hovnanian Enterprises, Inc., 8.625%, 1/15/2017	1,100,000

		10,048,913

	Independent Energy — 0.9%
2,225,000	Rex Energy Corp., 8.875%, 12/01/2020	2,469,750
8,380,000	Sanchez Energy Corp., 7.750%, 6/15/2021, 144A	8,966,600
2,350,000	Ultra Petroleum Corp., 5.750%, 12/15/2018, 144A	2,479,250

		13,915,600

	Industrial Other — 0.5%
7,305,000	Permian Holdings, Inc., 10.500%, 1/15/2018, 144A	7,460,231

	Media Cable — 0.1%
2,000,000	WideOpenWest Finance LLC/WideOpenWest Capital Corp., 10.250%, 7/15/2019	2,245,000

	Media Non-Cable — 0.1%
2,000,000	Intelsat Luxembourg S.A., 6.750%, 6/01/2018	2,122,500

See accompanying notes to financial statements.

|  46

Portfolio of Investments – as of May 31, 2014 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Metals & Mining — 1.3%
$2,000,000	APERAM, 7.750%, 4/01/2018, 144A	$2,130,000
10,025,000	Barminco Finance Pty Ltd., 9.000%, 6/01/2018, 144A	9,273,125
480,000	Emeco Pty Ltd., 9.875%, 3/15/2019, 144A	490,800
5,100,000	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/2018, 144A	5,342,250
3,000,000	Ryerson, Inc./Joseph T. Ryerson & Son, Inc., 9.000%, 10/15/2017	3,221,250

		20,457,425

	Non-Captive Diversified — 0.5%
7,500,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	8,118,750

	Packaging — 0.6%
1,280,000	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II, 6.000%, 6/15/2017, 144A	1,305,600
6,600,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 9.875%, 8/15/2019	7,268,250

		8,573,850

	Property & Casualty Insurance — 0.0%
300,000	White Mountains Re Group Ltd., (fixed rate to 6/30/2017, variable rate thereafter), 7.506%, 144A(e)	315,681

	Wirelines — 1.0%
10,500,000	FairPoint Communications, Inc., 8.750%, 8/15/2019, 144A	11,340,000
4,000,000	Zayo Group LLC/Zayo Capital, Inc., 10.125%, 7/01/2020	4,620,000

		15,960,000

	Total Bonds and Notes (Identified Cost $157,833,483)	161,548,382

Shares
Common Stocks — 0.0%
	Software — 0.0%
703,418	Eagle Topco LP(f) (Identified Cost $0)	—

Principal Amount(‡)
Short-Term Investments — 7.9%
$6,063,548	Repurchase Agreement with State Street Bank and Trust Company, dated 5/30/2014 at 0.000% to be repurchased at $6,063,548 on 6/02/2014 collateralized by $6,500,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $6,185,516 including accrued interest (Note 2 of Notes to Financial Statements)	6,063,548
116,314,181	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/30/2014 at 0.000% to be repurchased at $116,314,181 on 6/02/2014 collateralized by $116,090,000 U.S. Treasury Note, 1.250% due 11/30/2018 valued at $116,235,113; $2,350,000 U.S. Treasury Note, 1.750% due 7/31/2015 valued at $2,408,750 including accrued interest (Note 2 of Notes to Financial Statements)	116,314,181

See accompanying notes to financial statements.

47  |

Portfolio of Investments – as of May 31, 2014 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

	Description	Value (†)
	Total Short-Term Investments (Identified Cost $122,377,729)	$122,377,729

	Total Investments — 106.1% (Identified Cost $1,642,698,564)(a)	1,648,998,560
	Other assets less liabilities — (6.1)%	(94,410,586)

	Net Assets — 100.0%	$1,554,587,974

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At May 31, 2014, the net unrealized appreciation on investments based on a cost of $1,644,048,190 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$11,149,016
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(6,198,646)

	Net unrealized appreciation	$4,950,370

(b)	Variable rate security. Rate as of May 31, 2014 is disclosed.
(c)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at May 31, 2014.
(d)	Position is unsettled. Contract rate was not determined at May 31, 2014 and does not take effect until settlement date.
(e)	Perpetual bond with no specified maturity date.
(f)	As part of a financial restructure, the following four securities: HIBU Connect S.A., Sociedad Unipersonal, EUR Fixed Spanish Term Loan; YH Ltd., USD PIK Term Loan B2; YH Ltd., USD Term Loan A2; and Eagle Topco LP are being priced as one contractually bound group of securities. The market value disclosed for YH Ltd., USD Term Loan A2 of $816,176 applies to the four securities in total as the other three securities are not separately tradable.
(g)	All interest payments are paid-in-kind.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, the value of Rule 144A holdings amounted to $99,166,357 or 6.4% of net assets.

EUR	Euro
USD	United States Dollar

See accompanying notes to financial statements.

|  48

Portfolio of Investments – as of May 31, 2014 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Industry Summary at May 31, 2014 (Unaudited)

Healthcare	12.8%
Technology	9.8
Industrial Other	9.7
Consumer Cyclical Services	7.6
Media Non-Cable	5.6
Chemicals	4.7
Food & Beverage	3.7
Building Materials	3.7
Wirelines	3.4
Automotive	2.9
Metals & Mining	2.8
Property & Casualty Insurance	2.8
Financial Other	2.6
Retailers	2.5
Consumer Products	2.2
Oil Field Services	2.0
Pharmaceuticals	2.0
Other Investments, less than 2% each	17.4
Short-Term Investments	7.9

Total Investments	106.1
Other assets less liabilities	(6.1)

Net Assets	100.0%

See accompanying notes to financial statements.

49  |

Portfolio of Investments – as of May 31, 2014 (Unaudited)

Vaughan Nelson Select Fund

Shares	Description	Value (†)
Common Stocks — 95.9% of Net Assets
	Aerospace & Defense — 9.8%
15,675	General Dynamics Corp.	$1,851,531
17,950	Honeywell International, Inc.	1,672,042
3,075	Precision Castparts Corp.	777,914

		4,301,487

	Banks — 2.9%
25,175	Wells Fargo & Co.	1,278,386

	Beverages — 3.2%
12,525	Anheuser-Busch InBev, Sponsored ADR	1,376,748

	Chemicals — 3.0%
9,725	Praxair, Inc.	1,286,034

	Consumer Finance — 3.2%
17,575	Capital One Financial Corp.	1,386,492

	Diversified Financial Services — 5.7%
21,000	CME Group, Inc., Class A	1,512,000
11,350	Moody’s Corp.	970,879

		2,482,879

	Energy Equipment & Services — 4.5%
18,975	Schlumberger Ltd.	1,974,159

	Food & Staples Retailing — 5.3%
32,275	Walgreen Co.	2,320,895

	Health Care Providers & Services — 5.3%
29,125	UnitedHealth Group, Inc.	2,319,224

	Insurance — 4.6%
37,425	American International Group, Inc.	2,023,570

	Internet Software & Services — 9.5%
44,700	eBay, Inc.(b)	2,267,631
1,675	Google, Inc., Class A(b)	957,514
1,675	Google, Inc., Class C(b)	939,641

		4,164,786

	IT Services — 3.6%
20,575	MasterCard, Inc., Class A	1,572,959

	Machinery — 5.3%
15,175	Cummins, Inc.	2,320,713

	Metals & Mining — 1.5%
18,975	Freeport-McMoRan Copper & Gold, Inc.	646,099

	Oil, Gas & Consumable Fuels — 7.2%
29,775	Cabot Oil & Gas Corp.	1,079,046
41,500	Oasis Petroleum, Inc.(b)	2,054,250

		3,133,296

	Pharmaceuticals — 2.9%
9,725	Valeant Pharmaceuticals International, Inc.(b)	1,276,017

See accompanying notes to financial statements.

|  50

Portfolio of Investments – as of May 31, 2014 (Unaudited)

Vaughan Nelson Select Fund – (continued)

Shares	Description	Value (†)
	Road & Rail — 3.2%
46,950	Hertz Global Holdings, Inc.(b)	$1,385,964

	Semiconductors & Semiconductor Equipment — 2.8%
17,225	Avago Technologies Ltd.	1,217,291

	Software — 5.1%
54,375	Microsoft Corp.	2,226,112

	Specialty Retail — 2.9%
20,700	Cabela’s, Inc.(b)	1,267,461

	Textiles, Apparel & Luxury Goods — 4.4%
18,475	Fossil Group, Inc.(b)	1,935,441

	Total Common Stocks (Identified Cost $37,624,695)	41,896,013

Principal Amount
Short-Term Investments — 2.8%
$1,234,236	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/30/2014 at 0.000% to be repurchased at $1,234,236 on 6/02/2014 collateralized by $1,260,000 U.S. Treasury Note, 1.250% due 11/30/2018 valued at $1,261,575 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $1,234,236)	1,234,236

	Total Investments — 98.7% (Identified Cost $38,858,931)(a)	43,130,249
	Other assets less liabilities — 1.3%	581,357

	Net Assets — 100.0%	$43,711,606

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At May 31, 2014, the net unrealized appreciation on investments based on a cost of $38,858,931 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$4,626,441
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(355,123)

	Net unrealized appreciation	$4,271,318

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

See accompanying notes to financial statements.

51  |

Portfolio of Investments – as of May 31, 2014 (Unaudited)

Vaughan Nelson Select Fund – (continued)

Industry Summary at May 31, 2014 (Unaudited)

Aerospace & Defense	9.8%
Internet Software & Services	9.5
Oil, Gas & Consumable Fuels	7.2
Diversified Financial Services	5.7
Food & Staples Retailing	5.3
Machinery	5.3
Health Care Providers & Services	5.3
Software	5.1
Insurance	4.6
Energy Equipment & Services	4.5
Textiles, Apparel & Luxury Goods	4.4
IT Services	3.6
Consumer Finance	3.2
Road & Rail	3.2
Beverages	3.2
Chemicals	3.0
Banks	2.9
Pharmaceuticals	2.9
Specialty Retail	2.9
Semiconductors & Semiconductor Equipment	2.8
Metals & Mining	1.5
Short-Term Investments	2.8

Total Investments	98.7
Other assets less liabilities	1.3

Net Assets	100.0%

See accompanying notes to financial statements.

|  52

Statements of Assets and Liabilities

May 31, 2014 (Unaudited)

	Gateway International Fund	Loomis Sayles Capital Income Fund	Loomis Sayles Emerging Markets Opportunities Fund
ASSETS
Investments at cost	$16,433,551	$16,795,850	$25,767,033
Net unrealized appreciation	3,681,724	3,145,682	975,850

Investments at value	20,115,275	19,941,532	26,742,883
Cash	260	—	—
Due from brokers (Note 2)	—	—	100,000
Foreign currency at value (identified cost $497,836, $0 and $0, respectively)	496,798	—	—
Receivable for Fund shares sold	32,229	49,729	400,000
Receivable from investment adviser (Note 6)	1,251	3,177	—
Receivable for securities sold	1,500	—	—
Collateral received for open swap agreements (Notes 2 and 4)	—	—	300,000
Dividends and interest receivable	80,617	103,568	294,786
Unrealized appreciation on bilateral swap agreements (Note 2)	—	—	25,055
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	—	18,869
Tax reclaims receivable	41,920	5,904	—
Unamortized upfront premiums paid on bilateral swap agreements (Note 2)	—	—	328,609
Fees receivable on swap agreements (Note 2)	—	—	30,924

TOTAL ASSETS	20,769,850	20,103,910	28,241,126

LIABILITIES
Options written, at value (premiums received $264,041, $4,203 and $0, respectively) (Note 2)	328,206	4,353	—
Payable for securities purchased	531,719	—	—
Payable for Fund shares redeemed	102,921	36,836	—
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	—	33,743
Due to brokers (Note 2)	—	—	300,000
Payable for variation margin on futures contracts (Note 2)	—	—	1,641
Management fees payable (Note 6)	—	—	21,064
Deferred Trustees’ fees (Note 6)	18,521	20,549	2,861
Administrative fees payable (Note 6)	720	725	992
Payable to distributor (Note 6d)	98	89	10
Other accounts payable and accrued expenses	55,187	32,083	24,278

TOTAL LIABILITIES	1,037,372	94,635	384,589

NET ASSETS	$19,732,478	$20,009,275	$27,856,537

See accompanying notes to financial statements.

53  |

Statements of Assets and Liabilities (continued)

May 31, 2014 (Unaudited)

	Gateway International Fund	Loomis Sayles Capital Income Fund	Loomis Sayles Emerging Markets Opportunities Fund
NET ASSETS CONSIST OF:
Paid-in capital	$19,649,901	$14,922,208	$26,770,530
Undistributed (Distributions in excess of) net investment income	468,629	66,934	(7,038)
Accumulated net realized gain (loss) on investments, futures contracts, options written, swap agreements and foreign currency transactions	(4,001,815)	1,874,601	79,733
Net unrealized appreciation on investments, futures contracts, options written, swap agreements and foreign currency translations	3,615,763	3,145,532	1,013,312

NET ASSETS	$19,732,478	$20,009,275	$27,856,537

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$10,668,249	$6,133,334	$463,281

Shares of beneficial interest	1,072,218	482,028	44,440

Net asset value and redemption price per share	$9.95	$12.72	$10.42

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$10.56	$13.50	$10.91

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$6,634,943	$1,234,930	$5,545

Shares of beneficial interest	674,553	97,381	533

Net asset value and offering price per share	$9.84	$12.68	$10.41	*

Class N shares:
Net assets	$—	$—	$1,056

Shares of beneficial interest	—	—	101

Net asset value, offering and redemption price per share	$—	$—	$10.42	*

Class Y shares:
Net assets	$2,429,286	$12,641,011	$27,386,655

Shares of beneficial interest	243,016	992,625	2,628,041

Net asset value, offering and redemption price per share	$10.00	$12.73	$10.42

*	Net asset value calculations reflect fractional share and dollar amounts.

See accompanying notes to financial statements.

|  54

Statements of Assets and Liabilities (continued)

May 31, 2014 (Unaudited)

	Loomis Sayles Senior Floating Rate and Fixed Income Fund	Vaughan Nelson Select Fund
ASSETS
Investments at cost	$1,642,698,564	$38,858,931
Net unrealized appreciation	6,299,996	4,271,318

Investments at value	1,648,998,560	43,130,249
Receivable for Fund shares sold	9,277,843	603,593
Receivable for securities sold	64,168,330	—
Dividends and interest receivable	14,078,730	54,803
Tax reclaims receivable	—	2,428

TOTAL ASSETS	1,736,523,463	43,791,073

LIABILITIES
Payable for securities purchased	126,024,370	—
Loan payable (Note 8)	50,000,000	—
Payable for Fund shares redeemed	4,671,140	25,000
Management fees payable (Note 6)	805,054	5,633
Deferred Trustees’ fees (Note 6)	33,902	15,458
Administrative fees payable (Note 6)	56,303	1,554
Payable to distributor (Note 6d)	7,391	601
Other accounts payable and accrued expenses	337,329	31,221

TOTAL LIABILITIES	181,935,489	79,467

NET ASSETS	$1,554,587,974	$43,711,606

NET ASSETS CONSIST OF:
Paid-in capital	$1,549,103,403	$37,835,097
Undistributed (Distributions in excess of) net investment income	(311,855)	7,503
Accumulated net realized gain (loss) on investments	(503,570)	1,597,688
Net unrealized appreciation on investments	6,299,996	4,271,318

NET ASSETS	$1,554,587,974	$43,711,606

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$463,119,578	$20,417,874

Shares of beneficial interest	43,676,500	1,455,843

Net asset value and redemption price per share	$10.60	$14.02

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$10.98	$14.88

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$209,090,490	$2,069,886

Shares of beneficial interest	19,769,602	149,742

Net asset value and offering price per share	$10.58	$13.82

Class Y shares:
Net assets	$882,377,906	$21,223,846

Shares of beneficial interest	83,180,503	1,510,555

Net asset value, offering and redemption price per share	$10.61	$14.05

See accompanying notes to financial statements.

55  |

Statements of Operations

For the Six Months Ended May 31, 2014 (Unaudited)

	Gateway International Fund	Loomis Sayles Capital Income Fund	Loomis Sayles Emerging Markets Opportunities Fund (a)
INVESTMENT INCOME
Interest	$—	$131,571	$403,255
Dividends	732,406 (b)	566,419 (b)	—
Less net foreign taxes withheld	(42,306)	(3,433)	(7,305)

	690,100	694,557	395,950

Expenses
Management fees (Note 6)	103,242	67,837	58,619
Service and distribution fees (Note 6)	42,843	23,969	40
Administrative fees (Note 6)	6,018	4,940	3,400
Trustees’ fees and expenses (Note 6)	8,070	9,878	5,231
Transfer agent fees and expenses (Notes 6 and 7)	7,371	6,607	58
Audit and tax services fees	24,289	23,504	14,975
Custodian fees and expenses	46,082	10,522	11,082
Legal fees	173	125	122
Registration fees	53,850	37,556	20,204
Shareholder reporting expenses	3,984	1,626	1,003
Miscellaneous expenses	12,899	8,177	1,629

Total expenses	308,821	194,741	116,363
Less waiver and/or expense reimbursement (Note 6)	(114,016)	(63,107)	(38,141)

Net expenses	194,805	131,634	78,222

Net investment income	495,295	562,923	317,728

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS WRITTEN, SWAP AGREEMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	1,169,420	1,857,943	(30,009)
Futures contracts	—	—	50,396
Options written	(305,059)	12,291	—
Swap agreements	—	—	67,506
Foreign currency transactions	8,351	108	(8,160)
Increase from payments by affiliates (Note 6)	10,567	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(1,556,461)	(884,248)	975,850
Futures contracts	—	—	(3,051)
Options written	(49,589)	(221)	—
Swap agreements	—	—	55,979
Foreign currency translations	(1,520)	8	(15,466)

Net realized and unrealized gain (loss) on investments, futures contracts, options written, swap agreements and foreign currency transactions	(724,291)	985,881	1,093,045

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(228,996)	$1,548,804	$1,410,773

(a)	From commencement of operations on February 10, 2014 through May 31, 2014.
(b)	Includes non-recurring dividends of $226,122 and $267,694 for Gateway International Fund and Loomis Sayles Capital Income Fund, respectively.

See accompanying notes to financial statements.

|  56

Statements of Operations (continued)

For the Six Months Ended May 31, 2014 (Unaudited)

	Loomis Sayles Senior Floating Rate and Fixed Income Fund	Vaughan Nelson Select Fund
INVESTMENT INCOME
Interest	$49,451,576	$—
Dividends	—	237,425 (a)
Less net foreign taxes withheld	—	(3,642)

	49,451,576	233,783

Expenses
Management fees (Note 6)	4,569,784	139,688
Service and distribution fees (Note 6)	1,589,407	24,926
Administrative fees (Note 6)	321,980	7,170
Trustees’ fees and expenses (Note 6)	20,077	7,979
Transfer agent fees and expenses (Notes 6 and 7)	452,373	7,425
Audit and tax services fees	39,031	23,387
Custodian fees and expenses	210,597	8,784
Interest expense (Note 9)	304,637	—
Legal fees	14,901	146
Registration fees	133,793	51,165
Shareholder reporting expenses	42,735	1,383
Miscellaneous expenses	177,697	5,171

Total expenses	7,877,012	277,224
Less waiver and/or expense reimbursement (Note 6)	—	(63,160)

Net expenses	7,877,012	214,064

Net investment income	41,574,564	19,719

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
Investments	2,493,468	1,635,981
Net change in unrealized appreciation (depreciation) on:
Investments	4,065,371	1,298,464

Net realized and unrealized gain on investments	6,558,839	2,934,445

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$48,133,403	$2,954,164

(a)	Includes a non-recurring dividend of $23,855.

See accompanying notes to financial statements.

57  |

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|  58

Statements of Changes in Net Assets

	Gateway International Fund		Loomis Sayles Capital Income Fund
	Six Months Ended May 31, 2014 (Unaudited)	Year Ended November 30, 2013	Six Months Ended May 31, 2014 (Unaudited)	Year Ended November 30, 2013
FROM OPERATIONS:
Net investment income	$495,295	$551,088	$562,923	$640,577
Net realized gain (loss) on investments, futures contracts, options written, swap agreements and foreign currency transactions	883,279	(3,931,470)	1,870,342	1,497,188
Net change in unrealized appreciation (depreciation) on investments, futures contracts, options written, swap agreements and foreign currency translations	(1,607,570)	4,399,596	(884,461)	3,189,039

Net increase (decrease) in net assets resulting from operations	(228,996)	1,019,214	1,548,804	5,326,804

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(135,604)	(108,375)	(159,262)	(113,164)
Class C	(64,479)	(7,312)	(62,073)	(21,251)
Class N	—	—	—	—
Class Y	(289,639)	(434,389)	(368,104)	(534,440)
Net realized capital gains
Class A	—	—	(353,619)	(5,207)
Class C	—	—	(321,318)	(154)
Class Y	—	—	(836,248)	(33,113)

Total distributions	(489,722)	(550,076)	(2,100,624)	(707,329)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 13)	(12,257,820)	5,079,814	(4,594,171)	838,563

Net increase (decrease) in net assets	(12,976,538)	5,548,952	(5,145,991)	5,458,038
NET ASSETS
Beginning of the period	32,709,016	27,160,064	25,155,266	19,697,228

End of the period	$19,732,478	$32,709,016	$20,009,275	$25,155,266

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$468,629	$463,056	$66,934	$93,450

See accompanying notes to financial statements.

59  |

Statements of Changes in Net Assets (continued)

Loomis Sayles Emerging Markets Opportunities Fund	Loomis Sayles Senior Floating Rate and Fixed Income Fund		Vaughan Nelson Select Fund
Period Ended May 31, 2014 (Unaudited)(a)	Six Months Ended May 31, 2014 (Unaudited)	Year Ended November 30, 2013	Six Months Ended May 31, 2014 (Unaudited)	Year Ended November 30, 2013

$317,728	$41,574,564	$38,680,385	$19,719	$41,412
79,733	2,493,468	(668,614)	1,635,981	2,579,520
1,013,312	4,065,371	1,120,957	1,298,464	2,884,801

1,410,773	48,133,403	39,132,728	2,954,164	5,505,733

(420)	(12,680,030)	(13,740,965)	(6,348)	—
(66)	(5,142,723)	(4,935,510)	—	—
(13)	—	—	—	—
(324,267)	(24,737,887)	(22,397,382)	(27,302)	(22,881)

—	—	(526,071)	(964,875)	(23,743)
—	—	(134,855)	(118,489)	(3,873)
—	—	(272,651)	(1,439,450)	(236,379)

(324,766)	(42,560,640)	(42,007,434)	(2,556,464)	(286,876)

26,770,530	176,297,520	1,225,901,010	18,516,190	11,883,129

27,856,537	181,870,283	1,223,026,304	18,913,890	17,101,986

—	1,372,717,691	149,691,387	24,797,716	7,695,730

$27,856,537	$1,554,587,974	$1,372,717,691	$43,711,606	$24,797,716

$(7,038)	$(311,855)	$674,221	$7,503	$21,434

(a)	From commencement of operations on February 10, 2014 through May 31, 2014.

See accompanying notes to financial statements.

|  60

Financial Highlights

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:				Less Distributions:
	Net asset value, beginning of the period	Net investment income (a)		Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions
GATEWAY INTERNATIONAL FUND
Class A
5/31/2014(f)	$10.01	$0.19	(g)	$(0.11)	$0.08	$(0.14)	—	$(0.14)
11/30/2013	9.92	0.17		0.11	0.28	(0.19)	—	(0.19)
11/30/2012(j)	10.00	0.09		(0.17)	(0.08)	—	—	—
Class C
5/31/2014(f)	9.91	0.16	(g)	(0.12)	0.04	(0.11)	—	(0.11)
11/30/2013	9.88	0.08		0.13	0.21	(0.18)	—	(0.18)
11/30/2012(j)	10.00	0.05		(0.17)	(0.12)	—	—	—
Class Y
5/31/2014(f)	10.04	0.17	(g)	(0.05)	0.12	(0.16)	—	(0.16)
11/30/2013	9.94	0.19		0.11	0.30	(0.20)	—	(0.20)
11/30/2012(j)	10.00	0.18		(0.24)	(0.06)	—	—	—
LOOMIS SAYLES CAPITAL INCOME FUND
Class A
5/31/2014(f)	$12.87	$0.31	(k)	$0.63	$0.94	$(0.32)	$(0.77)	$(1.09)
11/30/2013	10.43	0.32		2.47	2.79	(0.33)	(0.02)	(0.35)
11/30/2012(j)	10.00	0.25	(l)	0.34	0.59	(0.16)	—	(0.16)
Class C
5/31/2014(f)	12.81	0.25	(k)	0.65	0.90	(0.26)	(0.77)	(1.03)
11/30/2013	10.42	0.25		2.45	2.70	(0.29)	(0.02)	(0.31)
11/30/2012(j)	10.00	0.20	(l)	0.34	0.54	(0.12)	—	(0.12)
Class Y
5/31/2014(f)	12.88	0.32	(k)	0.64	0.96	(0.34)	(0.77)	(1.11)
11/30/2013	10.44	0.35		2.47	2.82	(0.36)	(0.02)	(0.38)
11/30/2012(j)	10.00	0.26	(l)	0.35	0.61	(0.17)	—	(0.17)
LOOMIS SAYLES EMERGING MARKETS OPPORTUNITIES FUND
Class A
5/31/2014(m)	$10.00	$0.14		$0.40	$0.54	$(0.12)	—	$(0.12)
Class C
5/31/2014(m)	10.00	0.09		0.41	0.50	(0.09)	—	(0.09)
Class N
5/31/2014(m)	10.00	0.13		0.42	0.55	(0.13)	—	(0.13)
Class Y
5/31/2014(m)	10.00	0.12		0.43	0.55	(0.13)	—	(0.13)

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares and a contingent deferred sales charge for Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period, if applicable. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year, if applicable.
(f)	For the six months ended May 31, 2014 (Unaudited).
(g)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.13, $0.09 and $0.07 for Class A, Class C and Class Y shares, respectively, total returns would have been 0.09%, (0.27)% and 0.47% for Class A, Class C and Class Y shares, respectively, and the ratios of net investment income to average net assets would have been 2.56%, 1.88% and 1.46% for Class A, Class C and Class Y shares, respectively.

See accompanying notes to financial statements.

61  |

				Ratios to Average Net Assets:
Net asset value, end of the period	Total return (%) (b)(c)		Net assets, end of the period (000’s)	Net expenses (%) (d)(e)		Gross expenses (%) (e)		Net investment income (%) (e)		Portfolio turnover rate (%)

$9.95	0.80	(g)	$10,668	1.36	(h)(i)	2.29	(h)	3.91	(g)	15
10.01	2.85		9,276	1.35		2.17		1.72		29
9.92	(0.80)		5,632	1.35		2.36		1.37		20

9.84	0.44	(g)	6,635	2.11	(h)(i)	3.05	(h)	3.23	(g)	15
9.91	2.13		4,935	2.10		2.78		0.85		29
9.88	(1.20)		241	2.10		3.13		0.73		20

10.00	1.18	(g)	2,429	1.10	(h)(i)	1.77	(h)	3.52	(g)	15
10.04	3.08		18,497	1.10		1.93		1.96		29
9.94	(0.60)		21,287	1.10		2.36		2.76		20

$12.72	7.87	(k)	$6,133	1.20		1.78		4.95	(k)	16
12.87	27.35		5,978	1.20		1.55		2.70		45
10.43	6.01	(l)	2,691	1.20		1.74		3.67	(l)	14

12.68	7.48	(k)	1,235	1.95		2.46		4.00	(k)	16
12.81	26.40		5,260	1.95		2.21		2.03		45
10.42	5.44	(l)	61	1.95		2.53		3.01	(l)	14

12.73	7.99	(k)	12,641	0.95		1.52		5.23	(k)	16
12.88	27.63		13,917	0.95		1.34		2.97		45
10.44	6.19	(l)	16,945	0.95		1.53		3.88	(l)	14

$10.42	5.54		$463	1.25		1.74		4.65		25

10.41	5.07		6	2.00		2.49		3.08		25

10.42	5.60		1	0.95		4.07		4.20		25

10.42	5.50		27,387	1.00		1.49		4.06		25

(h)	Includes interest expense of 0.01%, 0.01% and less than 0.01% for Class A, Class C and Class Y, respectively. Without this expense the ratio of net expenses would have been 1.35%, 2.10% and 1.10% for Class A, Class C and Class Y shares, respectively.
(i)	The investment adviser voluntarily agreed to reimburse a portion of the Fund’s expenses during the period. Without this reimbursement, if applicable, expenses would have been higher.
(j)	From commencement of operations on March 30, 2012 through November 30, 2012.
(k)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.16, $0.10 and $0.18 for Class A, Class C and Class Y shares, respectively, total returns would have been 6.70%, 6.31% and 6.91% for Class A, Class C and Class Y shares, respectively, and the ratios of net investment income to average net assets would have been 2.63%, 1.62% and 2.85% for Class A, Class C and Class Y shares, respectively.
(l)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.23, $0.17 and $0.23 for Class A, Class C and Class Y shares, respectively, total return would have been 5.71%, 5.14% and 5.89% for Class A, Class C and Class Y shares, respectively, and the ratio of net investment income to average net assets would have been 3.31%, 2.53% and 3.45% for Class A, Class C and Class Y shares, respectively.
(m)	From commencement of operations on February 10, 2014 through May 31, 2014.

See accompanying notes to financial statements.

|  62

Financial Highlights

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:				Less Distributions:
	Net asset value, beginning of the period	Net investment income (loss) (a)(b)		Net realized and unrealized gain	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions
LOOMIS SAYLES SENIOR FLOATING RATE AND FIXED INCOME FUND
Class A
5/31/2014(g)	$10.56	$0.30		$0.04	$0.34	$(0.30)	—	$(0.30)
11/30/2013	10.56	0.56		0.10	0.66	(0.60)	(0.06)	(0.66)
11/30/2012	10.02	0.68		0.49	1.17	(0.61)	(0.02)	(0.63)
11/30/2011(j)	9.83	0.12		0.17	0.29	(0.10)	—	(0.10)
Class C
5/31/2014(g)	10.53	0.26		0.05	0.31	(0.26)	—	(0.26)
11/30/2013	10.54	0.48		0.10	0.58	(0.53)	(0.06)	(0.59)
11/30/2012	10.02	0.60		0.49	1.09	(0.55)	(0.02)	(0.57)
11/30/2011(j)	9.83	0.09		0.19	0.28	(0.09)	—	(0.09)
Class Y
5/31/2014(g)	10.56	0.31		0.05	0.36	(0.31)	—	(0.31)
11/30/2013	10.57	0.59		0.09	0.68	(0.63)	(0.06)	(0.69)
11/30/2012	10.02	0.79		0.41	1.20	(0.63)	(0.02)	(0.65)
11/30/2011(k)	10.00	0.11		0.02	0.13	(0.11)	—	(0.11)
VAUGHAN NELSON SELECT FUND
Class A
5/31/2014(g)	$14.22	$0.00	(n)	$1.24	$1.24	$(0.01)	$(1.43)	$(1.44)
11/30/2013	10.50	0.01	(o)	3.94	3.95	—	(0.23)	(0.23)
11/30/2012(p)	10.00	(0.00)		0.50	0.50	—	—	—
Class C
5/31/2014(g)	14.07	(0.05	)(n)	1.23	1.18	—	(1.43)	(1.43)
11/30/2013	10.47	(0.08	)(o)	3.91	3.83	—	(0.23)	(0.23)
11/30/2012(p)	10.00	(0.03)		0.50	0.47	—	—	—
Class Y
5/31/2014(g)	14.24	0.02	(n)	1.25	1.27	(0.03)	(1.43)	(1.46)
11/30/2013	10.51	0.04	(o)	3.94	3.98	(0.02)	(0.23)	(0.25)
11/30/2012(p)	10.00	(0.00)		0.51	0.51	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share, if applicable.
(c)	A sales charge for Class A shares and a contingent deferred sales charge for Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period, if applicable. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year, if applicable.
(g)	For the six months ended May 31, 2014 (Unaudited).
(h)	Includes interest expense of 0.04%. Without this expense the ratio of net expenses would have been 1.06%, 1.81% and 0.81% for Class A, Class C and Class Y shares, respectively.
(i)	Includes fee/expense recovery of 0.01%, 0.01%, 0.02% for Class A, C and Y, respectively.
(j)	From commencement of Class operations on September 30, 2011 through November 30, 2011.

See accompanying notes to financial statements.

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				Ratios to Average Net Assets:
Net asset value, end of the period	Total return (%) (c)(d)		Net assets, end of the period (000’s)	Net expenses (%) (e)(f)		Gross expenses (%) (f)		Net investment income (loss) (%) (f)		Portfolio turnover rate (%)

$10.60	3.27		$463,120	1.10	(h)	1.10	(h)	5.60		59
10.56	6.43		421,127	1.10	(i)	1.10	(i)	5.30		82
10.56	12.02		80,141	1.10		1.48		6.46		90
10.02	3.00		252	1.10		7.66		7.00		17

10.58	2.90		209,090	1.85	(h)	1.85	(h)	4.86		59
10.53	5.70		190,618	1.85	(i)	1.85	(i)	4.56		82
10.54	11.18		22,655	1.85		2.26		5.75		90
10.02	2.87		1	1.85		5.00		5.50		17

10.61	3.40		882,378	0.85	(h)	0.85	(h)	5.85		59
10.56	6.68		760,972	0.85	(i)	0.85	(i)	5.55		82
10.57	12.33		46,895	0.85		1.37		7.57		90
10.02	1.29	(l)	40,636	1.01	(m)	3.60		5.17		17

$14.02	9.38	(n)	$20,418	1.40		1.80		0.03	(n)	28
14.22	38.44	(o)	9,468	1.40		1.96		0.05	(o)	112
10.50	5.00		777	1.40		3.36		(0.11)		72

13.82	9.02	(n)	2,070	2.15		2.53		(0.73	)(n)	28
14.07	37.38	(o)	1,118	2.15		2.76		(0.62	)(o)	112
10.47	4.70		159	2.15		4.48		(0.78)		72

14.05	9.58	(n)	21,224	1.15		1.52		0.26	(n)	28
14.24	38.80	(o)	14,211	1.15		1.80		0.33	(o)	112
10.51	5.10		6,759	1.15		3.46		(0.10)		72

(k)	From commencement of operations on September 16, 2011 through November 30, 2011.
(l)	For the period September 30, 2011 (the date Class Y shares were first registered under the Securities Act of 1933) through November 30, 2011, the total return for Class Y shares was 3.04%.
(m)	Prior to September 30, 2011, there was no expense limitation agreement in place for Class Y.
(n)	Includes a non-recurring dividend. Without this dividend, net investment income (loss) per share would have been $(0.01), $(0.06) and $0.01 for Class A, Class C and Class Y shares, respectively, total return would have been 9.30%, 8.94% and 9.50% for Class A, Class C and Class Y shares, respectively, and the ratio of net investment income (loss) to average net assets would have been (0.10)%, (0.87)% and 0.11% for Class A, Class C and Class Y shares, respectively.
(o)	Includes a non-recurring dividend. Without this dividend, net investment income (loss) per share would have been $(0.01), $(0.09) and $0.02 for Class A, Class C and Class Y shares, respectively, total return would have been 38.24%, 37.28% and 38.61% for Class A, Class C and Class Y shares, respectively, and the ratio of net investment income (loss) to average net assets would have been (0.07)%, (0.75)% and 0.15% for Class A, Class C and Class Y shares, respectively.
(p)	From commencement of operations on June 29, 2012 through November 30, 2012.

See accompanying notes to financial statements.

|  64

Notes to Financial Statements

May 31, 2014 (Unaudited)

1.  Organization.  Gateway Trust and Natixis Funds Trust II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Gateway Trust:

Gateway International Fund

Natixis Funds Trust II:

Loomis Sayles Capital Income Fund (the “Capital Income Fund”)

Loomis Sayles Emerging Markets Opportunities Fund (the “Emerging Markets Opportunities Fund”)

Loomis Sayles Senior Floating Rate and Fixed Income Fund (the “Senior Floating Rate and Fixed Income Fund”)

Vaughan Nelson Select Fund (the “Select Fund”)

The Emerging Markets Opportunities Fund commenced operations on February 10, 2014 via contribution to the Fund by Natixis Global Asset Management, L.P. (“Natixis US”) of $25,003,000.

Capital Income Fund and Gateway International Fund are each a diversified investment company, while Emerging Markets Opportunities Fund, Senior Floating Rate and Fixed Income Fund and Select Fund are each a non-diversified investment company.

Each Fund offers Class A, Class C and Class Y shares. In addition, Emerging Markets Opportunities Fund offers Class N shares. Class A shares are sold with a maximum front-end sales charge of 5.75% for Gateway International Fund, Capital Income Fund and Select Fund, 4.50% for Emerging Markets Opportunities Fund and 3.50% for Senior Floating Rate and Fixed Income Fund. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares, pay higher Rule 12b-1 fees than Class A shares and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered exclusively through intermediaries and are primarily intended for employer-sponsored retirement plans. Class Y shares are intended for institutional investors with a minimum initial investment of $100,000, though some categories of investors are exempted from the minimum investment amount as outlined in the Funds’ prospectus.

Most expenses of the Trusts can be directly attributed to a fund. Expenses which cannot be directly attributed to a fund are generally apportioned based on the relative

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Notes to Financial Statements (continued)

May 31, 2014 (Unaudited)

net assets of each of the funds in the Trusts. Expenses of a fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and, for Emerging Markets Opportunities Fund, transfer agent fees). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a

|  66

Notes to Financial Statements (continued)

May 31, 2014 (Unaudited)

reliable price for the security. Domestic exchange-traded single equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations. Over-the-counter (“OTC”) options on exchange-traded funds (“ETFs”) are valued at the mid price (between the bid price and the ask price) supplied by an independent pricing service, if available. Options on ETFs not priced through an independent pricing service are valued based on quotations obtained from broker-dealers. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued at the current settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively. Centrally cleared credit default swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers. Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of May 31, 2014, approximately 97% of the market value of Gateway International Fund’s investments was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities or options.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily net asset value calculation. However, for financial reporting purposes, investment transactions are

67  |

Notes to Financial Statements (continued)

May 31, 2014 (Unaudited)

reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations which arise due to changes in market prices of investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting from changes in exchange rates.

Each Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  Certain Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into

|  68

Notes to Financial Statements (continued)

May 31, 2014 (Unaudited)

these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts.

e.  Futures Contracts.  Certain Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

f.  Option Contracts.  Certain Funds may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the

69  |

Notes to Financial Statements (continued)

May 31, 2014 (Unaudited)

current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced. OTC options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option.

g.  Swap Agreements.  Certain Funds may enter into credit default swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s

|  70

Notes to Financial Statements (continued)

May 31, 2014 (Unaudited)

credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily, and fluctuations in value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as fees receivable or payable. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Funds cover their net obligations under outstanding swap agreements by segregating or earmarking liquid assets or cash.

h.  Due to/from Brokers.  Transactions and positions in certain futures and swap agreements are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Fund and the various broker/dealers. Due from brokers’ balances in the Statements of Assets and Liabilities represent cash pledged as initial margin for futures contracts. Due to brokers’ balances in the Statements of Assets and Liabilities represent cash received as collateral for bilateral swap agreements. In certain circumstances the Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.

i.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of May 31,

71  |

Notes to Financial Statements (continued)

May 31, 2014 (Unaudited)

2014 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes eligible to be reclaimed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

j.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as distribution redesignations, foreign currency gains and losses, paydown gains and losses, return of capital, capital gain distributions received, partnership basis adjustments, deferred Trustees’ fees and premium amortization. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, passive foreign investment company adjustments, premium amortization, contingent payment debt instruments and futures contract mark to market. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

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The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended November 30, 2013 was as follows:

	2013 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Gateway International Fund	$550,076	$—	$550,076
Capital Income Fund	698,276	9,053	707,329
Senior Floating Rate and Fixed Income Fund	42,007,434	—	42,007,434
Select Fund	286,876	—	286,876

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

As of November 30, 2013, the capital loss carryforwards were as follows:

	Gateway International Fund	Capital Income Fund	Senior Floating Rate and Fixed Income Fund	Select Fund
Capital loss carryforward:
Short-term:
No expiration date	$(4,990,857)	$—	$(1,856,583)	$—
Long-term:
No expiration date	—	—	(174,087)	—

Total capital loss carryforward	$(4,990,857)	$—	$(2,030,670)	$—

k.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of May 31, 2014, each Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

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l.  Indemnifications.  Under the Trusts’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2014, at value:

Gateway International Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$1,627,764	$—	$1,627,764
Euro Zone	107,385	6,134,515	—	6,241,900
All Other Common Stocks(a)	—	11,663,915	—	11,663,915

Total Common Stocks	107,385	19,426,194	—	19,533,579

Purchased Options	38,862	—	—	38,862
Short-Term Investments	—	542,834	—	542,834

Total	$146,247	$19,969,028	$—	$20,115,275

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Gateway International Fund (continued)

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options	$—	$(328,206)	$—	$(328,206)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

A common stock valued at $84,562 was transferred from Level 1 to Level 2 during the period ended May 31, 2014. At May 31, 2014, this security was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the security.

A common stock valued at $107,426 was transferred from Level 2 to Level 1 during the period ended May 31, 2014. At May 31, 2014, this security was valued at the market price in the foreign market in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Capital Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$16,366,478	$—	$—	$16,366,478
Bonds and Notes(a)	—	3,110,121	—	3,110,121
Preferred Stocks(a)	190,639	—	—	190,639
Short-Term Investments	—	274,294	—	274,294

Total	$16,557,117	$3,384,415	$—	$19,941,532

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(4,353)	$—	$—	$(4,353)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended May 31, 2014, there were no transfers among Levels 1, 2 and 3.

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Emerging Markets Opportunities Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$23,965,338	$—	$23,965,338
Exchange Traded Funds	1,067,665	—	—	1,067,665
Short-Term Investments	—	1,709,880	—	1,709,880

Total Investments	1,067,665	25,675,218	—	26,742,883

Bilateral Credit Default Swap Agreements (unrealized appreciation)	—	25,055	—	25,055
Forward Foreign Currency Contracts (unrealized appreciation)	—	18,869	—	18,869

Total	$1,067,665	$25,719,142	$—	$26,786,807

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(33,743)	$—	$(33,743)
Futures Contracts (unrealized depreciation)	(3,051)	—	—	(3,051)

Total	$(3,051)	$(33,743)	$—	$(36,794)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended May 31, 2014, there were no transfers among Levels 1, 2 and 3.

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Senior Floating Rate and Fixed Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Senior Loans(a)	$—	$1,365,072,449	$—	$1,365,072,449
Bonds and Notes(a)	—	161,548,382	—	161,548,382
Common Stocks(a)(b)	—	—	—	—
Short-Term Investments	—	122,377,729	—	122,377,729

Total	$—	$1,648,998,560	$—	$1,648,998,560

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Security valued at zero.

For the six months ended May 31, 2014, there were no transfers among Levels 1, 2 and 3.

Select Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$41,896,013	$—	$—	$41,896,013
Short-Term Investments	—	1,234,236	—	1,234,236

Total	$41,896,013	$1,234,236	$—	$43,130,249

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended May 31, 2014, there were no transfers among Levels 1, 2 and 3.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that Gateway International Fund, Capital Income Fund and Emerging Markets Opportunities Fund used during the period include forward foreign currency contracts, futures contracts, option contracts and swap agreements.

Gateway International Fund seeks to capture the majority of the returns associated with international developed market equity investments, while exposing investors to less risk than such investments generally. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks of non-U.S. companies, including, but not limited to, Australia, the United Kingdom, the Euro Zone, Hong Kong, Japan and Switzerland, while also writing call options and buying put options on one or more non-U.S. equity indices, including options on ETFs that seek to replicate the performance of such indices. Writing call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. Buying put

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options can protect the Fund from a significant market decline that may occur over a short period of time. The value of a put option generally increases as stock prices (and the value of the index or ETF) decrease and decreases as those stocks (and the index or ETF) increase in price. The Fund typically sells call options and buys put options on market indices or index-tracking ETFs that represent a significant portion of the capitalization in each of the markets in international developed equity markets. The combination of the diversified stock portfolio, the steady cash flow from writing call options and the downside protection from purchased put options is intended to provide the Fund with the majority of the returns associated with international developed equity market investments while exposing investors to less risk than other such investments. During the six months ended May 31, 2014, the Fund used written call options and purchased put options in accordance with this objective.

Capital Income Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below average performance in individual securities or in the equity market as a whole. The Fund may use purchased put options and written call options to hedge against a decline in value of an equity security that they own and may use written put options to offset the cost of options used for hedging purposes. The Fund may also use purchased call options and written put options for investment purposes. During the six months ended May 31, 2014, the Capital Income Fund engaged in written call option transactions for hedging purposes and written put and purchased call option transactions for investment purposes.

Emerging Markets Opportunities Fund seeks to provide high total investment return through a combination of high current income and capital appreciation. The Fund pursues its objective by generally obtaining its long investment exposures through direct cash investments and derivatives and short investment exposures substantially through derivatives, including forward foreign currency contracts, futures contracts and swap agreements. During the period ended May 31, 2014, the Fund used forward foreign currency contracts and credit default swap agreements (as a protection seller) to gain investment exposures in accordance with its objective.

Emerging Markets Opportunities Fund is subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund. The Fund may use credit default swaps, as a protection buyer, to hedge its credit exposure to issuers of bonds they hold without having to sell the bonds. During the period ended May 31, 2014, the Fund engaged in credit default swap transactions as a protection buyer to hedge its credit exposure.

Emerging Markets Opportunities Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to

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Notes to Financial Statements (continued)

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hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended May 31, 2014, the Fund engaged in futures contracts to manage duration.

The following is a summary of derivative instruments for Gateway International Fund as of May 31, 2014, as reflected within the Statement of Assets and Liabilities:

Assets	Investments at value[1]
Exchange traded/cleared asset derivatives
Equity contracts	$38,862

Liabilities	Options Written at value
Over-the-counter liability derivatives
Equity contracts	$(328,206)

[1]	Represents purchased options, at value.

Transactions in derivative instruments for Gateway International Fund during the six months ended May 31, 2014, as reflected within the Statement of Operations, were as follows:

Net Realized Gain (Loss) on:	Investments[2]	Options written
Equity contracts	$(431,441)	$(305,059)

Net Change in Unrealized Appreciation (Depreciation) on:	Investments[2]	Options written
Equity contracts	$38,339	$(49,589)

[2]	Represents realized loss and change in unrealized appreciation (depreciation), respectively, for purchased options during the period.

The following is a summary of derivative instruments for Capital Income Fund as of May 31, 2014, as reflected within the Statement of Assets and Liabilities:

Liabilities	Options Written at value
Exchange traded/cleared liability derivatives
Equity contracts	$(4,353)

Transactions in derivative instruments for Capital Income Fund during the six months ended May 31, 2014, as reflected within the Statement of Operations, were as follows:

Net Realized Gain (Loss) on:	Investments[2]	Options written
Equity contracts	$1,507	$12,291

Net Change in Unrealized Appreciation (Depreciation) on:	Investments[2]	Options written
Equity contracts	$—	$(221)

[2]	Represents realized gain and change in unrealized appreciation (depreciation), respectively, for purchased options during the period.

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The following is a summary of derivative instruments for Emerging Markets Opportunities Fund as of May 31, 2014, as reflected within the Statement of Assets and Liabilities:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[1]	Swap Agreements at value[2]	Total
Over-the-counter asset derivatives
Credit contracts	$—	$—	$353,664	$353,664
Foreign exchange contracts	18,869	—	—	18,869

Total asset derivatives	$18,869	$—	$353,664	$372,533

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]	Swap Agreement at value[2]	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$(33,743)	$—	$—	$(33,743)
Exchange traded/cleared liability derivatives
Interest rate contracts	—	(3,051)	—	(3,051)

Total liability derivatives	$(33,743)	$(3,051)	$—	$(36,794)

[1]

Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statement of Assets and Liabilities as receivable or payable for variation margin, as applicable.

[2]

Represents swap agreements, at value. Market value of swap agreements is reported in the Portfolio of Investments along with the unamortized upfront premium paid (received), if any, and unrealized appreciation (depreciation) on each individual contract. Unrealized appreciation (depreciation) and upfront premiums paid (received) are reported within the Statement of Assets and Liabilities.

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Notes to Financial Statements (continued)

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Transactions in derivative instruments for Emerging Markets Opportunities Fund during the period ended May 31, 2014, as reflected in the Statement of Operations were as follows:

Net Realized Gain (Loss) on:	Futures contracts	Swap agreements	Foreign currency transactions[3]
Interest rate contracts	$50,396	$—	$—
Foreign exchange contracts	—	—	(2,205)
Credit contracts	—	67,506	—

Total	$50,396	$67,506	$(2,205)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts	Swap agreements	Foreign currency translations[3]
Interest rate contracts	$(3,051)	$—	$—
Foreign exchange contracts	—	—	(14,874)
Credit contracts	—	55,979	—

Total	$(3,051)	$55,979	$(14,874)

[3]

Represents realized loss and change in unrealized appreciation (depreciation), respectively, for forward foreign currency contracts during the period. Does not include other foreign currency gains or losses included in the Statement of Operations.

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of option contract activity, as a percentage of investments in common stocks, for Gateway International Fund, based on month-end market values of underlying securities, at absolute value, was as follows for the six months ended May 31, 2014:

Gateway International Fund*	Call Options Written	Put Options Purchased
Average Market Value of Underlying Securities	98.27%	98.27%
Highest Market Value of Underlying Securities	98.97%	98.97%
Lowest Market Value of Underlying Securities	97.26%	97.26%
Market Value of Underlying Securities as of May 31, 2014	97.26%	97.26%

*	Market value of underlying securities is determined by multiplying option shares by the price of the option’s underlying security, as determined by the Fund’s Pricing Policies and Procedures.

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The volume of option contract activity, as a percentage of net assets, for Capital Income Fund, based on month-end market values of underlying securities at absolute value, was as follows for the six months ended May 31, 2014:

Capital Income Fund**	Call Options Purchased	Call Options Written	Put Options Written
Average Market Value of Underlying Securities	0.11%	0.98%	0.96%
Highest Market Value of Underlying Securities	0.31%	1.53%	1.36%
Lowest Market Value of Underlying Securities	0.00%	0.51%	0.38%
Market Value of Underlying Securities as of May 31, 2014	0.00%	1.27%	1.01%

**	Market value of underlying securities is determined by multiplying option shares by the price of the option’s underlying security, as determined by the Fund’s Pricing Policies and Procedures.

The volume of forward foreign currency contract, futures contract and swap agreement activity, as a percentage of net assets, for Emerging Markets Opportunities Fund, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the period ended May 31, 2014:

Emerging Markets Opportunities Fund	Forwards	Futures	Swaps
Average Notional Amount Outstanding	8.16%	5.94%	12.19%
Highest Notional Amount Outstanding	11.79%	8.87%	16.72%
Lowest Notional Amount Outstanding	0.55%	4.53%	10.40%
Notional Amount Outstanding as of May 31, 2014	11.37%	5.13%	10.95%

The following is a summary of the Gateway International Fund’s written option activity:

Gateway International Fund	Number of Contracts	Premiums
Outstanding at November 30, 2013	4,760	$572,067
Options written	23,714	2,077,091
Options terminated in closing purchase transactions	(23,248)	(2,232,386)
Options expired	(2,461)	(152,731)

Outstanding at May 31, 2014	2,765	$264,041

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The following is a summary of the Capital Income Fund’s written option activity:

Capital Income Fund	Number of Contracts	Premiums
Outstanding at November 30, 2013	50	$2,916
Options written	427	22,735
Options terminated in closing purchase transactions	(299)	(15,955)
Options exercised	(25)	(1,293)
Options expired	(73)	(4,200)

Outstanding at May 31, 2014	80	$4,203

Over-the-counter derivatives, including forward foreign currency contracts, options and swap agreements, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreements, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities. As of May 31, 2014, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements for the Funds, by counterparty, are as follows:

Gateway International Fund
Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
UBS AG	$(328,206)	$—	$(328,206)	$328,206	$—

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Emerging Markets Opportunities Fund
Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Barclays Bank PLC	$2,341	$(2,341)	$—	$—	$—
Credit Suisse International	16,528	(16,528)	—	—	—
Morgan Stanley Capital Services, Inc.	353,664	—	353,664	(300,000)	53,664

	$372,533	$(18,869)	$353,664	$(300,000)	$53,664

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Barclays Bank PLC	$(6,911)	$2,341	$(4,570)	$—	$(4,570)
Credit Suisse International	(26,832)	16,528	(10,304)	—	(10,304)

	$(33,743)	$18,869	$(14,874)	$—	$(14,874)

Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The risk of loss to a Fund from counterparty default should be limited to the extent a Fund is under collateralized for over-the-counter derivatives; however, final settlement of a Fund’s claim against any collateral received may be subject to bankruptcy court proceedings. Additionally, cash or securities held at or pledged to counterparties for initial/variation margin for futures contracts or as collateral for over-the-counter derivatives may be subject to bankruptcy court proceedings. Based on the balances reflected on each Fund’s Statement of Assets and Liabilities, including cash and securities held at or pledged to counterparties for initial/variation margin or as collateral that could be subject to the terms of a final settlement in a bankruptcy court proceeding, the maximum amount of loss that the Funds would incur if counterparties failed to meet their obligations, and the

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amount of loss that the Funds would incur after taking into account master netting arrangements pursuant to ISDA agreements, are as follows as of May 31, 2014:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Gateway International Fund	$5,275,219	$4,947,013
Emerging Markets Opportunities Fund	472,533	153,664

5.  Purchases and Sales of Securities.  For the six months ended May 31, 2014, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities and including paydowns) were as follows:

Fund	Purchases	Sales
Gateway International Fund	$4,038,541	$16,581,677
Capital Income Fund	3,587,783	9,319,133
Emerging Markets Opportunities Fund	29,904,656	5,821,328
Senior Floating Rate and Fixed Income Fund	1,073,359,287	861,598,032
Select Fund	24,029,942	9,030,718

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Gateway Investment Advisers, LLC (“Gateway Advisers”) serves as investment adviser to Gateway International Fund. Gateway Advisers is a subsidiary of Natixis US, which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.75%, calculated daily and payable monthly, based on the Fund’s average daily net assets.

Loomis Sayles serves as investment adviser to Capital Income Fund, Emerging Markets Opportunities Fund and Senior Floating Rate and Fixed Income Fund. Under the terms of the management agreements, Capital Income Fund and Senior Floating Rate and Fixed Income Fund pay a management fee at the annual rate of 0.60% calculated daily and payable monthly, based on Capital Income Fund’s average daily net assets and Senior Floating Rate and Fixed Income Fund’s average daily managed assets, which include borrowings used for leverage. Emerging Markets Opportunities Fund pays a management fee at the annual rate of 0.75%, calculated daily and payable monthly, based on average daily net assets.

NGAM Advisors, L.P. (“NGAM Advisors”), serves as investment adviser to the Select Fund. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.85%, calculated daily and payable monthly, based on the Fund’s average daily net assets.

NGAM Advisors has entered into subadvisory agreement with Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”). Under the terms of the subadvisory

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agreement, the Fund pays a subadvisory fee at the annual rate of 0.53%, calculated daily and payable monthly, based on the Fund’s average daily net assets. Payments to NGAM Advisors are reduced by the amount of payments to Vaughan Nelson.

Gateway Advisers, Loomis Sayles and NGAM Advisors have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses. These undertakings are in effect until March 31, 2015 and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings.

For the six months ended May 31, 2014, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Gateway International Fund	1.35%	2.10%	—	1.10%
Capital Income Fund	1.20%	1.95%	—	0.95%
Emerging Markets Opportunities Fund	1.25%	2.00%	0.95%	1.00%
Senior Floating Rate and Fixed Income Fund	1.10%	1.85%	—	0.85%
Select Fund	1.40%	2.15%	—	1.15%

Effective July 1, 2014, Loomis Sayles has given a binding undertaking to Senior Floating Rate and Fixed Income Fund to waive management fees and/or reimburse certain expenses associated with the Fund to limit its operating expenses to 1.05%, 1.80% and 0.80% of the Fund’s average daily net assets for Class A, Class C and Class Y shares, respectively. This undertaking is in effect until March 31, 2016 and will be reevaluated on an annual basis.

Gateway Advisers, Loomis Sayles and NGAM Advisors shall be permitted to recover expenses they have borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

|  86

Notes to Financial Statements (continued)

May 31, 2014 (Unaudited)

For the six months ended May 31, 2014, the management fees and waivers of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
				Gross	Net
Gateway International Fund	$103,242	$103,242	$—	0.75%	—
Capital Income Fund	67,837	63,107	4,730	0.60%	0.04%
Emerging Markets Opportunities Fund	58,619	38,093	20,526	0.75%	0.26%
Senior Floating Rate and Fixed Income Fund	4,569,784	—	4,569,784	0.62%	0.62%
Select Fund	139,688	63,160	76,528	0.85%	0.47%

[1]	Contractual management fee waivers are subject to possible recovery until November 30, 2015.

For the six months ended May 31, 2014, expenses have been reimbursed as follows:

Fund	Contractual Reimbursement[2]	Voluntary Reimbursement (Note 6h)
Gateway International Fund	$9,751	$1,023
Emerging Markets Opportunities Fund	48	—

[2]	Contractual expense reimbursements are subject to possible recovery until November 30, 2015.

No expenses were recovered for any of the Funds during the six months ended May 31, 2014 under the terms of the expense agreements.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trusts. Loomis Sayles’ general partner is indirectly owned by Natixis US.

b.  Service and Distribution Fees.  NGAM Distribution has entered into a distribution agreement with the Trusts. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).

Under the Class A Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the

87  |

Notes to Financial Statements (continued)

May 31, 2014 (Unaudited)

Funds’ Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays NGAM Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class C shares.

For the six months ended May 31, 2014, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Gateway International Fund	$12,578	$7,566	$22,699
Capital Income Fund	7,555	4,104	12,310
Emerging Markets Opportunities Fund	23	4	13
Senior Floating Rate and Fixed Income Fund	555,762	258,411	775,234
Select Fund	17,104	1,956	5,866

c.  Administrative Fees.  NGAM Advisors provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), Hansberger International Series and NGAM Advisors, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion and 0.0350% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series of $10 million, which is reevaluated on an annual basis.

For the six months ended May 31, 2014, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Gateway International Fund	$6,018
Capital Income Fund	4,940
Emerging Markets Opportunities Fund	3,400
Senior Floating Rate and Fixed Income Fund	321,980
Select Fund	7,170

|  88

Notes to Financial Statements (continued)

May 31, 2014 (Unaudited)

Effective July 1, 2014, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $60 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series of $10 million, which is reevaluated on an annual basis.

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended May 31, 2014, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Gateway International Fund	$5,937
Capital Income Fund	5,731
Emerging Markets Opportunities Fund	11
Senior Floating Rate and Fixed Income Fund	411,626
Select Fund	6,591

89  |

Notes to Financial Statements (continued)

May 31, 2014 (Unaudited)

As of May 31, 2014, the Funds owe NGAM Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Gateway International Fund	$98
Capital Income Fund	89
Emerging Markets Opportunities Fund	10
Senior Floating Rate and Fixed Income Fund	7,391
Select Fund	601

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the six months ended May 31, 2014 were as follows:

Fund	Commissions
Gateway International Fund	$13,727
Capital Income Fund	6,440
Emerging Markets Opportunities Fund	858
Senior Floating Rate and Fixed Income Fund	250,071
Select Fund	18,635

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. Effective January 1, 2014, the Chairperson of the Board receives a retainer fee at the annual rate of $300,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $130,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairperson (except for the Chairperson of the Governance Committee) receives an additional retainer fee at the annual rate of $17,500. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis

|  90

Notes to Financial Statements (continued)

May 31, 2014 (Unaudited)

Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series based on a formula that takes into account, among other factors, the relative net assets of each Fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2014, the Chairperson of the Board received a retainer fee at the annual rate of $285,000 and each Independent Trustee (other than the Chairperson) received, in aggregate, a retainer fee at the annual rate of $115,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Hansberger International Series, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

g.  Affiliated Ownership.  As of May 31, 2014, Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Loomis Sayles Retirement Plan”) and Natixis US held shares of the Funds representing the following percentages of net assets:

Fund	Loomis Sayles Retirement Plan	Natixis US	Percentage of Affiliated Ownership
Capital Income Fund	7.65%	13.30%	20.95%
Emerging Markets Opportunities Fund	—	94.66%	94.66%
Senior Floating Rate and Fixed Income Fund	0.43%	—	0.43%

Investment activities of affiliated shareholders could have material impacts on the Funds.

h.  Payments by Affiliates.  For the six months ended May 31, 2014, Gateway Advisers and Natixis US reimbursed the Gateway International Fund $1,023 for overdraft charges and $10,567 for transaction costs, respectively, incurred in conjunction with redemptions by affiliates.

7.  Class-Specific Transfer Agent Fees and Expenses.  For the period ended May 31, 2014, Emerging Markets Opportunities Fund incurred the following class-specific transfer agent fees and expenses:

	Class A		Class C		Class N	Class Y
Transfer Agent Fees and Expenses	$—	*	$—	*	$8	$50

*	Amount rounds to less than $1.

91  |

Notes to Financial Statements (continued)

May 31, 2014 (Unaudited)

Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

8.  Line of Credit.  Each Fund, except the Senior Floating Rate and Fixed Income Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, participates in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each Fund that participates in the line of credit. Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended May 31, 2014, none of the Funds had borrowings under this agreement.

Senior Floating Rate and Fixed Income Fund has entered into a committed, secured line of credit with the Bank of Nova Scotia (the “Bank”), under which it may borrow for investment or liquidity purposes. The commitment of the Bank to make loans to the Fund shall not exceed $200,000,000 at any one time. Interest is charged to the Fund based upon the terms set forth in the agreement. In addition, a commitment fee of 0.20% per annum (0.125% per annum for dates upon which the loan balance exceeds 50% of the commitment), payable at the end of each calendar quarter, is accrued by the Fund based on the unused portion of the line of credit.

During the six months ended May 31, 2014, Senior Floating Rate and Fixed Income Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $50,000,000 at a weighted average interest rate of 1.24%.

9.  Interest Expense.  The Funds may incur interest expense on cash overdrafts at the custodian or from use of the line of credit. Interest expense incurred for the six months ended May 31, 2014 is reflected on the Statements of Operations.

10.  Brokerage Commission Recapture.  Certain Funds have entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Funds under such agreements and are included in realized gains on investments on the Statements of Operations. For the six months ended May 31, 2014, amounts rebated under these agreements were as follows:

Fund	Rebates
Capital Income Fund	$505

|  92

Notes to Financial Statements (continued)

May 31, 2014 (Unaudited)

11.  Concentration of Risk.  Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

The Senior Floating Rate and Fixed Income Fund, Emerging Markets Opportunities Fund and Select Fund are non-diversified, which means that they are not limited under the 1940 Act to a percentage of assets that they may invest in any one issuer. Because the Funds may invest in the securities of a limited number of issuers, an investment in the Funds may involve a higher degree of risk than would be present in a diversified portfolio.

Emerging Markets Opportunities Fund’s investments in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. Emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions and an issuer’s unwillingness or inability to make principal or interest payments on its obligations.

The senior loans in which Senior Floating Rate and Fixed Income Fund expects to invest will generally not be rated investment grade by the rating agencies. Economic downturns generally increase non-payment rates and a senior loan could lose a substantial part of its value prior to default. Senior loans are subject to credit risk, and secured loans may not be adequately collateralized. The interest rates of senior loans reset frequently, and thus senior loans are subject to interest rate risk. Senior loans typically have less liquidity than investment grade bonds and there may be less public information available about them as compared to investment grade bonds.

12.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of May 31, 2014, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of > 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 6)	Total Percentage of Ownership
Capital Income Fund	1	26.41%	20.95%	47.36%
Emerging Markets Opportunities Fund	—	—	94.66%	94.66%
Senior Floating Rate and Fixed Income Fund	—	—	0.43%	0.43%

93  |

Notes to Financial Statements (continued)

May 31, 2014 (Unaudited)

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

13.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended May 31, 2014		Year Ended November 30, 2013
Gateway International Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	203,475	$1,998,761	564,298	$5,537,956
Issued in connection with the reinvestment of distributions	13,407	132,324	11,093	108,375
Redeemed	(71,154)	(700,180)	(216,840)	(2,112,858)

Net change	145,728	$1,430,905	358,551	$3,533,473

Class C
Issued from the sale of shares	218,739	$2,131,975	479,543	$4,617,656
Issued in connection with the reinvestment of distributions	6,306	61,738	732	7,131
Redeemed	(48,508)	(473,722)	(6,669)	(63,028)

Net change	176,537	$1,719,991	473,606	$4,561,759

Class Y
Issued from the sale of shares	68,512	$669,458	128,900	$1,249,083
Issued in connection with the reinvestment of distributions	29,200	288,496	44,266	432,920
Redeemed	(1,696,492)	(16,366,670)	(472,557)	(4,697,421)

Net change	(1,598,780)	$(15,408,716)	(299,391)	$(3,015,418)

Increase (decrease) from capital share transactions	(1,276,515)	$(12,257,820)	532,766	$5,079,814

|  94

Notes to Financial Statements (continued)

May 31, 2014 (Unaudited)

13. Capital Shares (continued).

	Six Months Ended May 31, 2014		Year Ended November 30, 2013
Capital Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	61,791	$761,540	272,682	$3,248,411
Issued in connection with the reinvestment of distributions	41,720	505,313	10,402	118,067
Redeemed	(85,922)	(1,063,347)	(76,573)	(911,223)

Net change	17,589	$203,506	206,511	$2,455,255

Class C
Issued from the sale of shares	77,159	$955,907	451,134	$5,495,013
Issued in connection with the reinvestment of distributions	31,645	381,210	1,731	20,499
Redeemed	(422,002)	(5,058,041)	(48,187)	(579,149)

Net change	(313,198)	$(3,720,924)	404,678	$4,936,363

Class Y
Issued from the sale of shares	173,602	$2,143,338	232,354	$2,795,946
Issued in connection with the reinvestment of distributions	99,281	1,203,258	50,897	567,193
Redeemed	(360,750)	(4,423,349)	(825,924)	(9,916,194)

Net change	(87,867)	$(1,076,753)	(542,673)	$(6,553,055)

Increase (decrease) from capital share transactions	(383,476)	$(4,594,171)	68,516	$838,563

	Period Ended May 31, 2014(a)
Emerging Markets Opportunities Fund	Shares	Amount
Class A
Issued from the sale of shares	44,399	$461,267
Issued in connection with the reinvestment of distributions	41	420

Net change	44,440	$461,687

Class C
Issued from the sale of shares	1,529	$15,367
Issued in connection with the reinvestment of distributions	7	66
Redeemed	(1,003)	(10,195)

Net change	533	$5,238

Class N
Issued from the sale of shares	100	$1,001
Issued in connection with the reinvestment of distributions	1	13

Net change	101	$1,014

Class Y
Issued from the sale of shares	2,596,756	$25,984,485
Issued in connection with the reinvestment of distributions	31,285	318,106

Net change	2,628,041	$26,302,591

Increase (decrease) from capital share transactions	2,673,115	$26,770,530

(a)	From commencement of operations on February 10, 2014 through May 31, 2014.

95  |

Notes to Financial Statements (continued)

May 31, 2014 (Unaudited)

13. Capital Shares (continued).

	Six Months Ended May 31, 2014		Year Ended November 30, 2013
Senior Floating Rate and Fixed Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	14,609,230	$154,997,465	40,971,441	$433,135,367
Issued in connection with the reinvestment of distributions	990,647	10,489,553	1,193,068	12,581,894
Redeemed	(11,803,550)	(125,277,787)	(9,870,128)	(104,227,061)

Net change	3,796,327	$40,209,231	32,294,381	$341,490,200

Class C
Issued from the sale of shares	4,778,152	$50,557,484	17,056,300	$179,991,127
Issued in connection with the reinvestment of distributions	291,299	3,077,171	322,929	3,397,992
Redeemed	(3,395,522)	(35,969,860)	(1,432,233)	(15,097,113)

Net change	1,673,929	$17,664,795	15,946,996	$168,292,006

Class Y
Issued from the sale of shares	29,433,117	$312,576,390	82,968,718	$878,417,765
Issued in connection with the reinvestment of distributions	1,279,459	13,553,886	1,274,487	13,445,497
Redeemed	(19,566,284)	(207,706,782)	(16,646,969)	(175,744,458)

Net change	11,146,292	$118,423,494	67,596,236	$716,118,804

Increase (decrease) from capital share transactions	16,616,548	$176,297,520	115,837,613	$1,225,901,010

|  96

Notes to Financial Statements (continued)

May 31, 2014 (Unaudited)

13. Capital Shares (continued).

	Six Months Ended May 31, 2014		Year Ended November 30, 2013
Select Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	815,099	$11,017,927	615,495	$7,736,403
Issued in connection with the reinvestment of distributions	73,027	960,306	2,007	21,581
Redeemed	(98,188)	(1,322,819)	(25,578)	(320,636)

Net change	789,938	$10,655,414	591,924	$7,437,348

Class C
Issued from the sale of shares	64,782	$868,771	64,468	$854,310
Issued in connection with the reinvestment of distributions	9,036	117,470	359	3,784
Redeemed	(3,508)	(46,779)	(626)	(8,484)

Net change	70,310	$939,462	64,201	$849,610

Class Y
Issued from the sale of shares	471,343	$6,396,548	891,911	$10,500,893
Issued in connection with the reinvestment of distributions	108,470	1,427,464	23,832	250,361
Redeemed	(66,989)	(902,698)	(560,996)	(7,155,083)

Net change	512,824	$6,921,314	354,747	$3,596,171

Increase (decrease) from capital share transactions	1,373,072	$18,516,190	1,010,872	$11,883,129

97  |

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not applicable

(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a)	(3)	Not applicable.

(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust II

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	July 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	July 22, 2014

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	July 22, 2014